N/I NUMERIC INVESTORS (LOGO)
                                 FAMILY OF FUNDS
                                [GRAPHIC OMITTED]


                              N/I NUMERIC INVESTORS
                                 Micro Cap Fund

                              N/I NUMERIC INVESTORS
                                   Growth Fund

                              N/I NUMERIC INVESTORS
                               Growth & Value Fund

                              N/I NUMERIC INVESTORS
                              Larger Cap Value Fund

                               Semi-Annual Report
                                February 28, 1998

                          N/I NUMERIC INVESTORS (LOGO)
                                 FAMILY OF FUNDS
                                [GRAPHIC OMITTED]

                                 MICRO CAP FUND
                                   GROWTH FUND
                               GROWTH & VALUE FUND
                              LARGER CAP VALUE FUND

                             LETTER TO SHAREHOLDERS

March 11, 1998

Fellow Shareholder:

We are pleased to report the semi-annual results of the N/I NUMERIC INVESTORS FAMILY OF FUNDS for the period ending February 28, 1998. As in past semi-annual shareholder letters, we will describe the market environment and portfolio returns.

MARKET ENVIRONMENT

For equity investors, the past six months have felt like a bit of a roller coaster ride. Growth stocks in general, and smaller cap growth stocks in particular, were punished in the last calendar quarter of 1997 as the market reacted to anticipated earnings weakness in companies with exposure to the weakening Asian economies. Many of these are technology stocks which had been trading at relatively high multiples of earnings and book value due to recent earnings growth that exceeded market expectations. Other fast growing stocks were also punished as long-term earnings growth rates were called into question due to uncertainty over the impact that the Asian economic travails would have. The market's "shoot now ask questions later" mentality is particularly evident when the market is selling at higher multiples, such as has been the case recently. Larger cap stocks and cheaper stocks were spared much of the bloodletting as the equity market indices characterized by this type of company experienced only a modest retrenchment.

Subsequent to the late-1997 sell-off, February witnessed a healthy rebound across the board. It is never clear whether recent trends will remain in place; however, one thing we are more confident of is that volatility is likely to remain higher than it was earlier in this decade. At this late point in the economic cycle, with earnings growth inevitably needing to slow, and with continuing mixed signals between wage pressures and commodity disinflation, we would expect to see the market reacting on more of a hair-trigger to any perception of economic change. An example of this was evidenced last fall with the Asian crisis, and is likely to be repeated with another, probably unanticipated, economic or political event.

PORTFOLIO RETURNS

The six month return through February 28, 1998 for the N/I NUMERIC INVESTORS Growth portfolio was +1.25%, compared to its benchmark the Russell 2500 Growth Index, an unmanaged index of smaller company growth stocks, which returned +5.53%. This disappointing outcome can be attributed to poor model returns and some unsuccessful sector exposures of the portfolio relative to its benchmark. Most of the difficulty related to technology and consumer noncyclical stocks, especially those with higher earnings growth rates. Modest sector over-weights relative to benchmark in technology stocks also hurt performance.

Our Growth & Value portfolio delivered very strong absolute, but modestly negative market-relative returns over the last six months, generating a +13.01% return compared with the Standard & Poor's MidCap 400 Index return of +13.27%. Financial and basic industry stocks contributed to good performance, as did our investment in relatively cheaper value stocks, but some of our technology investments performed poorly.

The Micro Cap portfolio returned +6.16% over the same period, which compares somewhat unfavorably with the +6.44% return of its benchmark, the Russell 2000 Growth Index of small company growth stocks. Similar to our Growth portfolio, technology stocks provided much of the action, though in Micro Cap we had a more equal balance of winning and losing stocks in this sector.

Larger Cap Value, started on December 9, 1997, experienced a healthy return, both in absolute and relative terms. For the period December 10, 1997 (commencement of investment operations) through February 28, 1998 the Fund returned +9.17% for the two and one-half month period, which exceeded its benchmark Russell 1000 Value Index return of +5.38%, by a healthy +3.79%. This is too short a time horizon to draw any conclusions, so we won't comment further.

PERFORMANCE ATTRIBUTION

As usual, we assign credit or blame for our portfolios' market-relative performance to how well our quantitative stock selection models forecast returns over any return period. Our Estrend(TM) model, which measures recent changes to sell side analysts' earnings forecasts, performed poorly over most of the last six months. Poor performance can be explained by two factors. The first is the tendency for the market to ignore the recent estimate trends the model assumes will continue, due to some macroeconomic shock such as the one that occurred in Asia last fall. The second is the seasonal tendency for the model to perform poorly around year-end as the market has more of a longer-term, value orientation, and less of the short-term momentum orientation that the Estrend(TM) model has. That said, our Fair Value model which identifies stocks selling for cheaper multiples than similar stocks was more successful over the last six months. This tendency of Fair Value to perform well when Estrend(TM) is working poorly is by design and resulted in better relative performance from the Growth & Value and Larger Cap Value portfolios, which are more heavily influenced by the Fair Value model. These portfolios tend to hold stocks which are more responsive to the Fair Value model, whereas the Growth and Micro Cap portfolios hold stocks which tend to be more responsive to the Estrend(TM) model.

We will continue with our investment approach of keeping our assets at reasonable levels, closing funds to new investment when appropriate, performing innovative research to improve our investment models, and keeping operating expenses to a minimum.

Thank you for your investment and your continuing confidence in our investment strategies and business principles.

Respectfully,

/s/  JOHN C. GOBLE, JR.

John C. Bogle, Jr., CFA
Director of Portfolio Management
Numeric Investors L.P.

                          N/I NUMERIC INVESTORS (LOGO)
                                 FAMILY OF FUNDS
                                [GRAPHIC OMITTED]

                                 MICRO CAP FUND

             Comparison of Change in Value of $10,000 Investment in
    N/I NUMERIC INVESTORS Micro Cap Fund(1)(2) vs. Russell 2000 Growth Index
                                   (unaudited)

                                  (LINE CHART)
                                [GRAPHIC OMITTED}

The following are the plot points for Micro Cap Fund Chart

                   Micro Cap Fund         Russell 2000 Growth Index
6/3/96                 $10,000                      $10000
8/31/96                 $9,725                   $8,815.78
11/30/96               $11,392                   $9,116.86
2/28/97                $11,426                   $8,951.58
5/31/97                $12,194                   $9,459.02
8/31/97                $15,405                   $10,588.8
11/30/97               $15,547                   $10,490.9
2/28/98                $16,354                   $11,272.1

--------------------------------------------------------
Micro Cap Fund                        $16,354
Russell 2000 Growth Index             $11,272
--------------------------------------------------------

---------------------------------------------------------------------
                             Total Returns
                                  ONE YEAR ENDED             AVERAGE
                                 FEBRUARY 28, 1998          ANNUAL(3)
                                 -----------------          ---------
Micro Cap Fund                         43.13%                 32.62%
Russell 2000 Growth Index              25.92%                  7.11%
---------------------------------------------------------------------

(1) The chart assumes a hypothetical $10,000 initial investment in the Fund and reflects all Fund expenses. Investors should note that the Fund is an aggressively managed mutual fund while the index is unmanaged, does not incur expenses and is not available for investment.
(2) Numeric Investors L.P. waived a portion of its advisory fee and agreed to voluntarily reimburse a portion of the Fund's operating expenses, as necessary, to maintain the expense limitation as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no assumption of fees and expenses in excess of expense limitations.
(3) For the period June 3, 1996 (commencement of operations) through February 28, 1998.

                          N/I NUMERIC INVESTORS (LOGO)
                                 FAMILY OF FUNDS
                                [GRAPHIC OMITTED]

                                   GROWTH FUND

             Comparison of Change in Value of $10,000 Investment in
      N/I NUMERIC INVESTORS Growth Fund(1)(2) vs. Russell 2500 Growth Index
                                   (unaudited)

                                  (LINE CHART)
                                [GRAPHIC OMITTED}

The following are the plot points for Growth Fund Chart

                     Growth Fund          Russell 2500 Growth Index
6/3/96                  $10000                     $10,000
8/31/96                 $9,867                   $9,144.23
11/30/96               $10,925                   $9,672.72
2/28/97                $10,575                   $9,572.28
5/31/97                $11,384                   $10,059.7
8/31/97                $13,585                   $11,326.7
11/30/97               $13,402                   $11,195.7
2/28/98                $13,754                   $11,953.8


--------------------------------------------------------
Growth Fund                           $13,754
Russell 2500 Growth Index             $11,954
--------------------------------------------------------


---------------------------------------------------------------------
                             Total Returns
                                  ONE YEAR ENDED             AVERAGE
                                 FEBRUARY 28, 1998          ANNUAL(3)
                                 -----------------          ---------
Growth Fund                            30.07%                 20.07%
Russell 2500 Growth Index              24.88%                 10.79%
---------------------------------------------------------------------

(1) The chart assumes a hypothetical $10,000 initial investment in the Fund and reflects all Fund expenses. Investors should note that the Fund is an aggressively managed mutual fund while the index is unmanaged, does not incur expenses and is not available for investment.
(2) Numeric Investors L.P. waived a portion of its advisory fee and agreed to voluntarily reimburse a portion of the Fund's operating expenses, as necessary, to maintain the expense limitation as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no assumption of fees and expenses in excess of expense limitations.
(3) For the period June 3, 1996 (commencement of operations) through February 28, 1998.

                          N/I NUMERIC INVESTORS (LOGO)
                                 FAMILY OF FUNDS
                                [GRAPHIC OMITTED]

                               GROWTH & VALUE FUND

             Comparison of Change in Value of $10,000 Investment in
    N/I NUMERIC INVESTORS Growth & Value Fund(1)(2) vs. S&P MidCap 400 Index
                                   (unaudited)

                                  (LINE CHART)
                                [GRAPHIC OMITTED}

The following are the plot points for Growth & Value Fund Chart

                 Growth & Value Fund        S&P MidCap 400 Index
6/3/96                 $10,000                     $10,000
8/31/96                 $9,633                   $9,713.02
11/30/96               $11,158                   $10,738.2
2/28/97                $11,334                   $11,061.9
5/31/97                $12,397                   $11,814.8
8/31/97                $14,364                   $13,333.3
11/30/97               $14,732                   $13,687.6
2/28/98                $16,232                   $15,103.5

---------------------------------------------
Growth & Value Fund                   $16,232
S&P MidCap 400 Index                  $15,103
---------------------------------------------

---------------------------------------------------------------------
                             Total Returns
                                  ONE YEAR ENDED             AVERAGE
                                 FEBRUARY 28, 1998          ANNUAL(3)
                                 -----------------          --------
Growth & Value Fund                    43.22%                 32.05%
S&P MidCap 400 Index                   36.53%                 26.70%
---------------------------------------------------------------------

(1) The chart assumes a hypothetical $10,000 initial investment in the Fund and reflects all Fund expenses. Investors should note that the Fund is an aggressively managed mutual fund while the index is unmanaged, does not incur expenses and is not available for investment.
(2) Numeric Investors L.P. waived a portion of its advisory fee and agreed to voluntarily reimburse a portion of the Fund's operating expenses, as necessary, to maintain the expense limitation as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no assumption of fees and expenses in excess of expense limitations.
(3) For the period June 3, 1996 (commencement of operations) through February 28, 1998.

                          N/I NUMERIC INVESTORS (LOGO)
                                 FAMILY OF FUNDS
                                [GRAPHIC OMITTED]

                                 MICRO CAP FUND
                            PORTFOLIO OF INVESTMENTS
                          FEBRUARY 28, 1998 (UNAUDITED)

--------------------------------------------------------------------------------
                                                                        MARKET
    SHARES                                                              VALUE
--------------------------------------------------------------------------------
                 COMMON STOCKS--95.1%
                 APPAREL--1.8%
    48,700       American Eagle Outfitters, Inc.* .............      $ 1,442,737
    37,400       North Face, Inc. (The)*/** ...................        1,028,500
                                                                     -----------
                                                                       2,471,237
                                                                     -----------
                 AUTOMOBILE PARTS & EQUIPMENT--1.2%
    50,400       Standard Products Co. (The)** ................        1,644,300
                                                                     -----------
                 AUTOMOBILES - TRUCKS, MOBIL HOMES--1.6%
    38,000       Monaco Coach Corp.* ..........................        1,501,000
    20,400       National R.V. Holdings, Inc.* ................          747,150
                                                                     -----------
                                                                       2,248,150
                                                                     -----------
                 BEVERAGES--0.7%
    18,300       Canandaigua Brands, Inc., Class A* ...........        1,020,225
                                                                     -----------
                 BUILDING & CONSTRUCTION--0.6%
    21,800       NCI Building Systems, Inc. ...................          861,100
                                                                     -----------
                 COMMERCIAL SERVICES--1.1%
    31,400       Abacus Direct Corp.*/** ......................        1,479,725
                                                                     -----------
                 COMPUTER COMPONENTS--8.1%
    25,800       Apex PC Solutions, Inc.* .....................          709,500
    56,800       ATL Products, Inc.* ..........................          844,900
    70,100       Diamond Multimedia Systems, Inc.* ............        1,003,306
    64,600       Digi International, Inc.* ....................        1,566,550
     1,600       Genesis Microchip, Inc.* .....................           21,100
    51,200       HMT Technology Corp.*/** .....................          563,200
    32,800       In Focus Systems, Inc.* ......................        1,309,950
    41,000       NeoMagic Corp.* ..............................          758,500
    53,300       Pinnacle Systems, Inc.* ......................        1,605,662
    20,400       Qlogic Corp.* ................................          818,550
    24,700       SMART Modular Technologies, Inc.* ............          691,600
    60,800       Xylan Corp.*/** ..............................        1,466,800
                                                                     -----------
                                                                      11,359,618
                                                                     -----------
                 COMPUTERS, SOFTWARE & SERVICING--17.3%
    52,800       3Dfx Interactive, Inc.*/** ...................        1,217,700
     8,800       Aspen Technology, Inc. */** ..................          349,800
    71,700       AXENT Technologies, Inc.* ....................        1,496,737
    20,400       Boole & Babbage, Inc.*/** ....................          683,400
    96,900       Brooktrout Technology, Inc.*/** ..............        1,526,175
    10,400       Complete Business Solutions, Inc.*/** ........          707,200
    42,800       Computer Learning Centers, Inc.** ............        1,575,575


--------------------------------------------------------------------------------
                                                                        MARKET
    SHARES                                                              VALUE
--------------------------------------------------------------------------------
                 COMPUTERS, SOFTWARE & SERVICING--(CONTINUED)
    27,200       Hyperion Software Corp.* .....................      $ 1,118,600
    31,700       Infinium Software, Inc.* .....................          534,937
    24,200       Information Management Resources, Inc.*/** ...        1,158,575
    26,100       JDA Software Group, Inc.* ....................        1,262,587
    59,700       New Era of Networks, Inc.* ...................        1,119,375
    88,900       Open Market, Inc.*/** ........................        1,466,850
    86,900       Platinum Software Corp.* .....................        1,651,100
    41,600       QAD, Inc.* ...................................          644,800
    51,600       QuadraMed Corp.*/** ..........................        1,644,750
   113,400       Rogue Wave Software* .........................        1,474,200
    90,000       Summit Design, Inc.* .........................        1,260,000
    50,900       Syntel, Inc.*/** .............................        1,374,300
    20,000       THQ, Inc.* ...................................          562,500
    70,300       XcelleNet, Inc.*/** ..........................        1,370,850
                                                                     -----------
                                                                      24,200,011
                                                                     -----------
                 COSMETICS--0.5%
    33,100       Nu Skin Asia Pacific, Inc.*/** ...............          750,956
                                                                     -----------
                 DISTRIBUTION - WHOLESALE--1.0%
    28,500       Daisytek International Corp.*/** .............        1,353,750
                                                                     -----------
                 ELECTRICAL EQUIPMENT--3.4%
    66,700       Applied Science & Technology, Inc.* ..........        1,000,500
    19,700       C&D Technologies, Inc. .......................        1,029,325
    12,800       General Cable Corp. ..........................          530,400
    71,000       Pioneer-Standard Electronics, Inc. ...........        1,171,500
    60,300       Vivid Technologies, Inc.* ....................          979,875
                                                                     -----------
                                                                       4,711,600
                                                                     -----------
                 ELECTRICAL LIGHTING & WIRING EQUIPMENT--1.0%
    30,800       Chicago Miniature Lamp, Inc.*/** .............        1,439,900
                                                                     -----------
                 ELECTRONICS--0.9%
    68,500       Aeroflex, Inc.*/** ...........................          783,469
    23,500       World Access, Inc.* ..........................          528,750
                                                                     -----------
                                                                       1,312,219
                                                                     -----------
                 FINANCIAL SERVICES--5.4%
    40,200       AMRESCO, Inc.*/** ............................        1,356,750
    55,500       Doral Financial Corp. ........................        1,498,500
    20,400       HealthCare Financial Partners, Inc.* .........          838,950
    75,000       IMC Mortgage Co.* ............................          881,250
    21,000       Metris Companies, Inc.** .....................          945,000


The accompanying notes are an integral part of the financial statements.

                          N/I NUMERIC INVESTORS (LOGO)
                                 FAMILY OF FUNDS
                                [GRAPHIC OMITTED]

                                 MICRO CAP FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          FEBRUARY 28, 1998 (UNAUDITED)

--------------------------------------------------------------------------------
                                                                        MARKET
  SHARES                                                                VALUE
--------------------------------------------------------------------------------
               FINANCIAL SERVICES--(CONTINUED)
   62,400      Resource Bancshares Mortgage
                 Group, Inc. ...................................      $  971,100
   40,200      Sirrom Capital Corp.** ..........................       1,090,425
                                                                      ----------
                                                                       7,581,975
                                                                      ----------
               FLORAL PRODUCTS--0.8%
   48,900      U.S.A. Floral Products, Inc.* ...................       1,167,487
                                                                      ----------
               FOOD & AGRICULTURE--0.5%
   26,500      AgriBioTech, Inc.* ..............................         382,594
   30,500      Pilgrim's Pride Corp. ...........................         327,875
                                                                      ----------
                                                                         710,469
                                                                      ----------
               HEALTHCARE--3.2%
   32,500      Access Health, Inc.*/** .........................       1,178,125
   55,000      CareMatrix Corp.* ...............................       1,375,000
   27,650      RehabCare Group, Inc.* ..........................         663,600
   37,500      Res-Care, Inc.*/** ..............................       1,256,250
                                                                      ----------
                                                                       4,472,975
                                                                      ----------
               HOUSEHOLD PRODUCTS--1.0%
   38,600      Central Garden & Pet Co.* .......................       1,341,350
                                                                      ----------
               HOUSING & CONSTRUCTION PRODUCTS--1.0%
   43,800      NVR, Inc.* ......................................       1,418,025
                                                                      ----------
               INDUSTRIAL MACHINERY--0.8%
   48,700      Terex Corp.* ....................................       1,162,712
                                                                      ----------
               INSURANCE - TITLE INSURANCE--0.8%
   40,100      Fidelity National Financial, Inc.** .............       1,172,925
                                                                      ----------
               LEASING--0.9%
   48,700      Leasing Solutions, Inc.*/** .....................       1,272,287
                                                                      ----------
               LEISURE & ENTERTAINMENT--2.6%
   44,100      Dover Downs Entertainment, Inc. .................       1,190,700
   82,100      Grand Casinos, Inc.*/** .........................       1,252,025
   58,500      Signature Resorts, Inc.*/** .....................       1,213,875
                                                                      ----------
                                                                       3,656,600
                                                                      ----------
               MACHINERY--3.0%
   57,600      Chart Industries, Inc. ..........................       1,425,600
   41,450      Graco, Inc. .....................................       1,222,775
   42,500      JLK Direct Distribution, Inc., Class A* .........       1,593,750
                                                                      ----------
                                                                       4,242,125
                                                                      ----------


--------------------------------------------------------------------------------
                                                                        MARKET
   SHARES                                                               VALUE
--------------------------------------------------------------------------------
              MEDICAL & MEDICAL SERVICES--4.8%
   49,700     Complete Management, Inc.* ........................     $  549,806
   60,600     FPA Medical Management, Inc.*/** ..................      1,401,375
   44,500     Hanger Orthopedic Group, Inc.* ....................        600,750
   71,800     Hooper Holmes, Inc. ...............................      1,328,300
   54,100     Osteotech, Inc.* ..................................      1,264,588
   49,100     United Wisconsin Services, Inc. ...................      1,522,100
                                                                      ----------
                                                                       6,666,919
                                                                      ----------
              MEDICAL INSTRUMENTS & SUPPLIES--3.6%
   64,800     Cyberonics, Inc.* .................................      1,563,300
   47,400     Ocular Sciences, Inc.* ............................      1,072,425
   85,100     Premier Laser Systems, Inc.* ......................        909,506
   26,300     Theragenics Corp.* ................................      1,561,563
                                                                      ----------
                                                                       5,106,794
                                                                      ----------
              METALS--0.8%
   46,500     RMI Titanium Co.*/** ..............................      1,104,375
                                                                      ----------
              OIL & GAS FIELD EXPLORATION--1.3%
   66,100     Evergreen Resources, Inc.* ........................      1,082,388
    6,000     Patterson Energy, Inc.* ...........................         60,000
   20,600     Stone Energy Corp.* ...............................        713,275
                                                                      ----------
                                                                       1,855,663
                                                                      ----------
              OIL EQUIPMENT & SERVICES--1.8%
   47,700     Dawson Geophysical Co.*/** ........................        816,863
   15,600     Pool Energy Service Co.* ..........................        368,550
   32,500     Veritas DGC, Inc.* ................................      1,342,656
                                                                      ----------
                                                                       2,528,069
                                                                      ----------
              PAPER & FOREST PRODUCTS--1.1%
   81,000     M.D.C. Holdings, Inc.*/** .........................      1,518,750
                                                                      ----------
              PHARMACEUTICALS--0.9%
   30,600     Medicis Pharmaceutical Corp., Class A*/** .........      1,313,888
                                                                      ----------
              PRINTING & PUBLISHING--1.0%
   58,300     CMP Media, Inc.* ..................................      1,377,338
                                                                      ----------
              RECREATIONAL--1.8%
   43,700     Bally Total Fitness Holding Corp.* ................      1,196,288
   63,100     Coastcast Corp.* ..................................      1,309,325
                                                                      ----------
                                                                       2,505,613
                                                                      ----------
              RESEARCH--0.7%
   39,900     Kendle International, Inc.* .......................        937,650
                                                                      ----------


The accompanying notes are an integral part of the financial statements.

                          N/I NUMERIC INVESTORS (LOGO)
                                 FAMILY OF FUNDS
                                [GRAPHIC OMITTED]

                                 MICRO CAP FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                          FEBRUARY 28, 1998 (UNAUDITED)


--------------------------------------------------------------------------------
                                                                      MARKET
  SHARES                                                              VALUE
--------------------------------------------------------------------------------
                RESTAURANTS--1.1%
   51,100       Showbiz Pizza Time, Inc.* .....................     $  1,481,900
                                                                    ------------
                RETAIL - MERCHANDISING--1.1%
  102,500       Ames Department Stores, Inc.* .................        1,601,563
                                                                    ------------
                RETAIL - SPECIALTY APPAREL--2.7%
   33,500       Abercrombie & Fitch Co.*/** ...................        1,155,750
   84,100       Ashworth, Inc.*/** ............................        1,172,144
   19,700       dELiA*s, Inc.*/** .............................          522,050
   23,400       Genesco, Inc.* ................................          321,750
   18,200       Wet Seal, Inc. (The), Class A* ................          558,513
                                                                    ------------
                                                                       3,730,207
                                                                    ------------
                RETAIL - SPECIALTY COMPUTERS--0.5%
   58,300       Creative Computers, Inc.* .....................          699,600
                                                                    ------------
                SERVICES - EMPLOYMENT AGENCIES--1.5%
   80,700       RCM Technologies, Inc.* .......................        1,492,950
   21,400       Staff Leasing, Inc.*/** .......................          593,850
                                                                    ------------
                                                                       2,086,800
                                                                    ------------
                STEEL PIPE & TUBES--0.3%
   25,600       Maverick Tube Corp.*/** .......................          497,600
                                                                    ------------
                TELECOMMUNICATIONS--0.9%
   36,600       ICG Communications, Inc.*/** ..................        1,230,675
                                                                    ------------
                TELECOMMUNICATIONS EQUIPMENT--3.5%
   43,350       Davox Corp.* ..................................        1,387,200
   65,000       Digital Microwave Corp.*/** ...................        1,194,375
    8,100       Mosiax, Inc.* .................................           79,481
   49,000       Premisys Communications, Inc.* ................        1,163,750
   26,700       Tekelec, Inc.* ................................        1,091,363
                                                                    ------------
                                                                       4,916,169
                                                                    ------------
                TOBACCO--0.8%
   65,900       General Cigar Holdings, Inc.*/** ..............        1,095,588
                                                                    ------------
                TOYS--0.4%
   26,300       Play By Play Toy & Novelties, Inc.* ...........          529,288
                                                                    ------------



-------------------------------------------------------------------------------
                                                                       MARKET
  SHARES                                                               VALUE
-------------------------------------------------------------------------------
                TRANSPORTATION--2.5%
   20,000       Allied Holdings, Inc.* ......................      $    430,000
   26,100       Gulfmark Offshore, Inc.*/** .................           639,450
   22,700       Hvide Marine, Inc.*/** ......................           431,300
   33,100       Landair Services, Inc.* .....................           959,900
   34,400       Varlen Corp. ................................         1,087,900
                                                                   ------------
                                                                      3,548,550
                                                                   ------------
                VITAMINS & NUTRITIONAL SUPPLIES--1.0%
   29,800       NBTY, Inc.* .................................         1,387,562
                                                                   ------------
                WASTE MANAGEMENT--0.9%
   34,200       American Disposal Services, Inc.* ...........         1,269,675
                                                                   ------------
                WHOLESALE - SPECIALTY EQUIPMENT--0.9%
   56,700       ScanSource, Inc.* ...........................         1,226,137
                                                                   ------------
                Total Common Stocks
                  (Cost $120,351,667) .......................       133,268,094
                                                                   ------------

  PRINCIPAL
AMOUNT (000'S)
--------------
                SHORT-TERM INVESTMENT--8.6%
                REPURCHASE AGREEMENT--8.6%
    12,125      Bear, Stearns & Co. Inc.
                  (Agreement dated 2/27/98 to be
                  repurchased at $12,130,714)
                  5.460%, 03/02/98
                  (Cost $12,125,197) (Note 6) ...............        12,125,197
                                                                   ------------
                Total Investments--103.7%
                  (Cost $132,476,864) .......................       145,393,291
                                                                   ------------
                Liabilities in Excess of
                  Other Assets--(3.7%) .....................        (5,246,601)
                                                                   ------------
                Net Assets--100.0% ..........................      $140,146,690
                                                                   ============

-----------
 * Non-income producing.
** Security or a portion thereof is out on loan.


The accompanying notes are an integral part of the financial statements.

                          N/I NUMERIC INVESTORS (LOGO)
                                 FAMILY OF FUNDS
                                [GRAPHIC OMITTED]

                                   GROWTH FUND
                            PORTFOLIO OF INVESTMENTS
                          FEBRUARY 28, 1998 (UNAUDITED)

-------------------------------------------------------------------------------
                                                                      MARKET
    SHARES                                                             VALUE
-------------------------------------------------------------------------------
                COMMON STOCKS--95.9%
                AEROSPACE--0.4%
    6,900       Alliant Techsystems, Inc.* ....................    $    433,406
                                                                   ------------
                AIRLINES--1.9%
   51,000       America West Airlines, Inc.* ..................       1,265,437
    5,900       Atlantic Coast Airlines, Inc.*/** .............         255,912
   22,200       SkyWest, Inc. .................................         865,800
                                                                   ------------
                                                                      2,387,149
                                                                   ------------
                APPAREL--3.1%
    7,400       Jones Apparel Group, Inc.* ....................         407,000
   30,600       Nautica Enterprises, Inc.* ....................         881,662
   46,500       North Face, Inc. (The)*/** ....................       1,278,750
   25,300       Tommy Hilfiger Corp.* .........................       1,355,131
                                                                   ------------
                                                                      3,922,543
                                                                   ------------
                BEVERAGES--0.9%
   20,600       Canandaigua Brands, Inc., Class A* ............       1,148,450
                                                                   ------------
                BUILDING PRODUCTS--1.0%
   21,400       Texas Industries, Inc. ........................       1,209,100
                                                                   ------------
                COMMERCIAL PRINTING--0.5%
    7,300       Consolidated Graphics, Inc.*/** ...............         388,269
    6,150       Mail-Well, Inc.*/** ...........................         245,231
                                                                   ------------
                                                                        633,500
                                                                   ------------
                COMMERCIAL SERVICES--1.9%
   18,700       Abacus Direct Corp.* ..........................         881,237
   43,100       Caribiner International, Inc.* ................       1,449,237
                                                                   ------------
                                                                      2,330,474
                                                                   ------------
                COMPUTER & OFFICE EQUIPMENT--1.2%
   35,400       Lexmark International Group, Inc.,
                  Class A* ....................................       1,513,350
                                                                   ------------
                COMPUTER COMPONENTS--4.7%
   31,300       Apex PC Solutions, Inc.* ......................         860,750
    1,400       Genesis Microchip, Inc.* ......................          18,462
   31,600       HMT Technology Corp.*/** ......................         347,600
   26,700       In Focus Systems, Inc.* .......................       1,066,331
   52,200       NeoMagic Corp.* ...............................         965,700
   36,500       SMART Modular Technologies, Inc.* .............       1,022,000
   68,900       Xylan Corp.*/** ...............................       1,662,212
                                                                   ------------
                                                                      5,943,055
                                                                   ------------

--------------------------------------------------------------------------------
                                                                        MARKET
    SHARES                                                              VALUE
--------------------------------------------------------------------------------
                COMPUTERS, SOFTWARE & SERVICING--15.4%
     6,400      Aspen Technology, Inc.*/** .....................   $    254,400
    57,400      AXENT Technologies, Inc.*/** ...................      1,198,225
    22,100      Ciber, Inc.* ...................................      1,475,175
    29,100      Citrix Systems, Inc.* ..........................      1,224,019
    11,600      Complete Business Solutions, Inc.*/** ..........        788,800
    17,600      Computer Horizons Corp.* .......................        918,500
    42,700      Computer Learning Centers, Inc.*/** ............      1,571,894
    23,200      Compuware Corp.* ...............................        977,300
    75,800      GT Interactive Software Corp.*/** ..............        587,450
    25,700      Hyperion Software Corp.* .......................      1,056,912
    19,700      Information Management Resources,
                  Inc.*/** .....................................        943,137
    66,800      Informix Corp.* ................................        521,875
    13,400      International Network Services* ................        373,525
    20,400      Mastech Corp.*/** ..............................      1,073,550
    45,300      Open Market, Inc.* .............................        747,450
    40,200      QuadraMed Corp.*/** ............................      1,281,375
    26,113      Siebel Systems, Inc.* ..........................      1,605,949
    14,300      Sterling Software, Inc.* .......................        753,431
    22,400      THQ, Inc.* .....................................        630,000
    20,500      VERITAS Software Corp.*/** .....................      1,165,937
     4,000      Visio Corp.* ...................................        144,000
                                                                   ------------
                                                                     19,292,904
                                                                   ------------
                ELECTRICAL EQUIPMENT--0.7%
    21,300      General Cable Corp. ............................        882,619
                                                                   ------------
                ELECTRICAL LIGHTING & WIRING EQUIPMENT--0.3%
     8,000      Chicago Miniature Lamp, Inc.*/** ...............        374,000
                                                                   ------------
                ELECTRONICS--2.8%
    47,600      Aeroflex, Inc.* ................................        544,425
    42,200      Essex International, Inc.* .....................      1,640,525
    26,700      Gentex Corp.* ..................................        861,075
    23,200      World Access, Inc.* ............................        522,000
                                                                   ------------
                                                                      3,568,025
                                                                   ------------
                FINANCIAL SERVICES--4.6%
    32,400      AMRESCO, Inc.*/** ..............................      1,093,500
    56,300      IMC Mortgage Co.* ..............................        661,525
    47,250      Imperial Bancorp* ..............................      1,559,250
    13,000      Metris Companies, Inc.** .......................        585,000
    15,000      Money Store, Inc. (The)** ......................        374,062
    53,000      Sirrom Capital Corp.** .........................      1,437,625
                                                                   ------------
                                                                      5,710,962
                                                                   ------------


The accompanying notes are an integral part of the financial statements.

                          N/I NUMERIC INVESTORS (LOGO)
                                 FAMILY OF FUNDS
                                [GRAPHIC OMITTED]

                                   GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          FEBRUARY 28, 1998 (UNAUDITED)

--------------------------------------------------------------------------------
                                                                      MARKET
   SHARES                                                              VALUE
--------------------------------------------------------------------------------
                FOOD & AGRICULTURE--2.6%
   16,400       Michael Foods, Inc. ...........................    $    416,150
   32,800       Pilgrim's Pride Corp. .........................         352,600
   24,800       Smithfield Foods, Inc.* .......................         784,300
   26,000       Suiza Foods Corp.* ............................       1,685,125
                                                                   ------------
                                                                      3,238,175
                                                                   ------------
                HEALTHCARE--2.3%
   38,800       Access Health, Inc.*/** .......................       1,406,500
   28,900       CareMatrix Corp.* .............................         722,500
   20,800       Res-Care, Inc.*/** ............................         696,800
                                                                   ------------
                                                                      2,825,800
                                                                   ------------
                HOTELS--1.3%
   35,700       Rio Hotel and Casino, Inc.* ...................       1,015,219
   36,800       Servico, Inc.* ................................         630,200
                                                                    ------------
                                                                      1,645,419
                                                                   ------------
                HOUSEHOLD PRODUCTS--0.8%
   34,200       Blyth Industries, Inc.*/** ....................       1,028,137
                                                                   ------------
                INDUSTRIAL MACHINERY--0.9%
   16,800       Asyst Technologies, Inc.* .....................         457,800
   30,000       Terex Corp.* ..................................         716,250
                                                                   ------------
                                                                      1,174,050
                                                                   ------------
                INSURANCE - TITLE INSURANCE--0.9%
   38,160       Fidelity National Financial, Inc.** ...........       1,116,180
                                                                   ------------
                LEISURE & ENTERTAINMENT--1.9%
   37,900       Fairfield Communities, Inc.* ..................         848,013
   75,700       Signature Resorts, Inc.* ......................       1,570,775
                                                                   ------------
                                                                      2,418,788
                                                                   ------------
                MANUFACTURING--0.7%
   34,700       Hexcel Corp.*/** ..............................         913,044
                                                                   ------------
                MEDICAL & MEDICAL SERVICES--2.4%
   74,700       FPA Medical Management, Inc.*/** ..............       1,727,437
   18,500       Integrated Health Services, Inc.** ............         627,844
   27,800       Osteotech, Inc.* ..............................         649,825
                                                                   ------------
                                                                      3,005,106
                                                                   ------------



--------------------------------------------------------------------------------
                                                                        MARKET
    SHARES                                                              VALUE
--------------------------------------------------------------------------------
                MEDICAL INSTRUMENTS & SUPPLIES--5.4%
  20,800        Arterial Vascular Engineering, Inc.*/** .......    $  1,703,000
  34,500        Cyberonics, Inc.* .............................         832,313
  15,700        Safeskin Corp.* ...............................         963,588
  27,500        Theragenics Corp.* ............................       1,632,812
  19,300        Waters Corp.* .................................         954,144
  20,400        Wesley Jessen VisionCare, Inc.* ...............         691,050
                                                                   ------------
                                                                      6,776,907
                                                                   ------------
                METALS--0.6%
  31,300        RMI Titanium Co.*/** ..........................         743,375
                                                                   ------------
                OFFICE & BUSINESS EQUIPMENT--0.9%
  19,400        United Stationers, Inc.* ......................       1,161,575
                                                                   ------------
                OIL & GAS FIELD EXPLORATION--0.0%
   4,200        Patterson Energy, Inc.* .......................          42,000
                                                                   ------------
                OIL & GAS FIELD MACHINERY & EQUIPMENT--1.0%
   5,800        Input/Output, Inc.* ...........................         125,063
  45,400        Varco International, Inc.* ....................       1,129,325
                                                                   ------------
                                                                      1,254,388
                                                                   ------------
                OIL EQUIPMENT & SERVICES--2.7%
  49,300        Key Energy Group, Inc.* .......................         871,994
  16,400        Pool Energy Service Co.* ......................         387,450
   9,400        SEACOR SMIT, Inc.*/** .........................         525,813
  37,400        Veritas DGC, Inc.* ............................       1,545,088
                                                                   ------------
                                                                      3,330,345
                                                                   ------------
                PHARMACEUTICALS--1.3%
  38,700        Medicis Pharmaceutical Corp.,
                  Class A*/** .................................       1,661,681
                                                                   ------------
                RESTAURANTS--1.7%
  39,510        CKE Restaurants, Inc. .........................       1,676,706
  17,400        Showbiz Pizza Time, Inc.* .....................         504,600
                                                                   ------------
                                                                      2,181,306
                                                                   ------------
                RETAIL - CATALOG & MAIL ORDER HOUSES--1.2%
  59,200        Fingerhut Companies, Inc. .....................       1,468,900
                                                                   ------------
                RETAIL - FOOD--1.3%
  26,800        Whole Foods Market, Inc.*/** ..................       1,639,825
                                                                   ------------
                RETAIL - FURNITURE STORES--1.0%
  22,400        Ethan Allen Interiors, Inc. ...................       1,248,800
                                                                   ------------

The accompanying notes are an integral part of the financial statements.

                          N/I NUMERIC INVESTORS (LOGO)
                                 FAMILY OF FUNDS
                                [GRAPHIC OMITTED]

                                   GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                          FEBRUARY 28, 1998 (UNAUDITED)

--------------------------------------------------------------------------------
                                                                        MARKET
    SHARES                                                              VALUE
--------------------------------------------------------------------------------
                RETAIL - SPECIALTY--2.2%
   24,000       Best Buy Co., Inc.*/** ........................    $  1,431,000
   11,400       Borders Group, Inc.* ..........................         379,763
   10,400       Michaels Stores, Inc.*/** .....................         353,600
   22,600       Trans World Entertainment Corp.* ..............         622,913
                                                                   ------------
                                                                      2,787,276
                                                                   ------------
                RETAIL - SPECIALTY APPAREL--5.0%
   38,400       Abercrombie & Fitch Co.*/** ...................       1,324,800
   17,200       Action Performance Companies, Inc.*/** ........         634,250
   21,900       Dress Barn, Inc. (The)* .......................         639,206
   25,900       Genesco, Inc.* ................................         356,125
   33,200       Goody's Family Clothing, Inc.*/** .............       1,245,000
   38,550       Pacific Sunwear of California*/** .............       1,334,794
   24,600       Wet Seal, Inc. (The), Class A* ................         754,913
                                                                   ------------
                                                                      6,289,088
                                                                   ------------
                SERVICES - EMPLOYMENT AGENCIES--0.9%
   29,100       Labor Ready, Inc.*/** .........................         789,338
    9,000       Robert Half International, Inc.* ..............         407,250
                                                                   ------------
                                                                      1,196,588
                                                                   ------------
                STEEL PIPE & TUBES--0.7%
   44,700       Maverick Tube Corp.* ..........................         868,856
                                                                   ------------
                TELECOMMUNICATIONS--1.7%
   41,900       Premiere Technologies, Inc.*/** ...............       1,314,613
   27,800       Tel-Save Holdings, Inc.*/** ...................         769,713
                                                                   ------------
                                                                      2,084,326
                                                                   ------------
                TELECOMMUNICATIONS EQUIPMENT--7.5%
   31,800       Adtran, Inc.*/** ..............................         950,025
   51,300       Andrew Corp.*/** ..............................       1,417,163
   34,050       Davox Corp.* ..................................       1,089,600
   83,000       Digital Microwave Corp.* ......................       1,525,125
   59,300       Premisys Communications, Inc.* ................       1,408,375
   37,375       Superior TeleCom, Inc. ........................       1,459,961
   38,400       Tekelec, Inc.* ................................       1,569,600
                                                                   ------------
                                                                      9,419,849
                                                                   ------------
                TOBACCO--0.6%
   46,200       General Cigar Holdings, Inc.* .................         768,075
                                                                   ------------
                TRANSPORTATION--0.6%
   39,500       Hvide Marine, Inc.*/** ........................         750,500
                                                                   ------------


--------------------------------------------------------------------------------
                                                                        MARKET
    SHARES                                                              VALUE
--------------------------------------------------------------------------------
                TRANSPORTATION - AIR--0.7%
  20,600        Expeditors International of
                  Washington, Inc.** ..........................    $    834,300
                                                                   ------------
                VITAMINS & NUTRITIONAL SUPPLIES--2.6%
  34,200        NBTY, Inc.* ...................................       1,592,437
  39,000        Rexall Sundown, Inc.*/** ......................       1,443,000
   7,800        Twinlab Corp.* ................................         253,500
                                                                   ------------
                                                                      3,288,937
                                                                   ------------
                WASTE MANAGEMENT--0.6%
  21,900        American Disposal Services, Inc.* .............         813,038
                                                                   ------------
                WHOLESALE - SPECIALTY EQUIPMENT--2.5%
  37,250        CHS Electronics, Inc.* ........................         768,281
  43,800        Ingram Micro, Inc., Class A*/** ...............       1,691,775
  13,500        Tech Data Corp.* ..............................         627,750
                                                                   ------------
                                                                      3,087,806
                                                                   ------------
                Total Common Stocks
                  (Cost $110,558,035) .........................     120,411,977
                                                                   ------------
  PRINCIPAL
AMOUNT (000'S)
----------------

                SHORT-TERM INVESTMENT--5.4%
                REPURCHASE AGREEMENT--5.4%
   6,782        Bear, Stearns & Co. Inc.
                  (Agreement dated 02/27/98 to be
                  repurchased at $6,785,308)
                  5.460%, 03/02/98
                  (Cost $6,782,222) (Note 6) ..................       6,782,222
                                                                   ------------
                Total Investments -- 101.3%
                  (Cost $117,340,257) .........................     127,194,199
                                                                   ------------
                Liabilites in Excess of
                  Other Assets -- (1.3%) ......................      (1,583,466)
                                                                   ------------
                Net Assets -- 100.0% ..........................    $125,610,733
                                                                   ============

----------------
 * Non-income producing.
** Security or a portion thereof is out on loan.


The accompanying notes are an integral part of the financial statements.

                          N/I NUMERIC INVESTORS (LOGO)
                                 FAMILY OF FUNDS
                                [GRAPHIC OMITTED]

                               GROWTH & VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                          FEBRUARY 28, 1998 (UNAUDITED)

--------------------------------------------------------------------------------
                                                                        MARKET
    SHARES                                                              VALUE
--------------------------------------------------------------------------------
                COMMON STOCKS--96.2%
                AEROSPACE--1.8%
   11,300       B.F. Goodrich Co. (The)** .....................    $    560,056
    9,800       Sundstrand Corp. ..............................         592,900
    8,900       Thiokol Corp. .................................         851,062
                                                                   ------------
                                                                      2,004,018
                                                                   ------------
                AIRLINES--1.3%
   17,500       UAL Corp.* ....................................       1,489,687
                                                                   ------------
                ALUMINUM--0.9%
   27,800       Alumax, Inc.*/** ..............................       1,030,337
                                                                   ------------
                APPAREL--3.7%
    6,100       Fruit of the Loom, Inc., Class A* .............         195,962
    9,900       Jones Apparel Group, Inc.* ....................         544,500
   41,100       Nautica Enterprises, Inc.* ....................       1,184,194
   25,100       Tommy Hilfiger Corp.*/** ......................       1,344,419
   24,000       Warnaco Group, Inc. (The), Class A ............         891,000
                                                                   ------------
                                                                      4,160,075
                                                                   ------------
                AUTOMOBILE PARTS & EQUIPMENT--1.4%
   13,100       Cummins Engine Co., Inc. ......................         758,162
    2,200       Echlin, Inc. ..................................         111,237
    8,000       Lear Corp.* ...................................         423,000
   11,500       Meritor Automotive, Inc. ......................         287,500
                                                                   ------------
                                                                      1,579,899
                                                                   ------------
                AUTOMOBILES & TRUCKS--1.3%
   36,900       Chrysler Corp. ................................       1,436,794
                                                                   ------------
                BANKS--7.4%
    5,400       Chase Manhattan Corp. .........................         669,937
   35,700       Imperial Bancorp* .............................       1,178,100
   22,300       National City Corp. ...........................       1,455,075
    7,200       NationsBank Corp. .............................         493,200
   34,300       North Fork Bancorporation, Inc. ...............       1,172,631
   14,500       Pacific Century Financial Corp. ...............         312,656
    6,300       Republic New York Corp. .......................         762,300
    9,700       U.S. Bancorp ..................................       1,116,106
   16,300       Washington Mutual, Inc. .......................       1,094,138
                                                                   ------------
                                                                      8,254,143
                                                                   ------------


--------------------------------------------------------------------------------
                                                                        MARKET
    SHARES                                                              VALUE
--------------------------------------------------------------------------------
                BROKERAGE--2.2%
    39,508      Bear Stearns Companies Inc. (The) .............    $  1,842,060
     8,700      Morgan Stanley, Dean Witter, Discover
                  and Co. .....................................         606,281
                                                                   ------------
                                                                      2,448,341
                                                                   ------------
                CHEMICALS - SPECIALTY--4.2%
    28,100      Engelhard Corp. ...............................         509,312
     6,500      Great Lakes Chemical Corp. ....................         316,062
    53,500      Millennium Chemicals, Inc. ....................       1,380,969
    17,300      PPG Industries, Inc. ..........................       1,121,256
    51,600      Solutia Inc. ..................................       1,409,325
                                                                   ------------
                                                                      4,736,924
                                                                   ------------
                COMMERCIAL PRINTING--0.5%
    15,700      Valassis Communications, Inc.* ................         598,562
                                                                   ------------
                COMMERCIAL SERVICES--0.5%
    11,000      Quintiles Transnational Corp.* ................         537,625
                                                                   ------------
                COMPUTER & OFFICE EQUIPMENT--1.5%
    38,700      Lexmark International Group, Inc.,
                  Class A* ....................................       1,654,425
                                                                   ------------
                COMPUTERS--1.3%
    34,000      Gateway 2000, Inc.*/** ........................       1,496,000
                                                                   ------------
                COMPUTERS, SOFTWARE & SERVICING--12.4%
    19,800      BEA Systems, Inc.* ............................         532,125
    18,500      Ciber, Inc.* ..................................       1,234,875
    29,550      Citrix Systems, Inc.* .........................       1,242,947
    18,100      Computer Horizons Corp.* ......................         944,594
    43,800      Compuware Corp.* ..............................       1,845,075
     4,000      HBO & Co. .....................................         216,500
     6,500      Paychex, Inc. .................................         335,562
    54,600      Reynolds & Reynolds Co. (The), Class A ........       1,160,250
     9,300      Sanmina Corp.*/** .............................         741,094
    28,233      Siebel Systems, Inc.* .........................       1,736,329
    25,100      Sterling Software, Inc.* ......................       1,322,456
     9,200      Stratus Computer, Inc.* .......................         461,725
    14,400      Symantec Corp.* ...............................         362,700
    24,200      VERITAS Software Corp.* .......................       1,376,375
    10,600      Visio Corp.* ..................................         381,600
                                                                   ------------
                                                                     13,894,207
                                                                   ------------


The accompanying notes are an integral part of the financial statements.

                          N/I NUMERIC INVESTORS (LOGO)
                                 FAMILY OF FUNDS
                                [GRAPHIC OMITTED]

                               GROWTH & VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          FEBRUARY 28, 1998 (UNAUDITED)


--------------------------------------------------------------------------------
                                                                        MARKET
    SHARES                                                              VALUE
--------------------------------------------------------------------------------
                ELECTRICAL EQUIPMENT--1.1%
   21,700       Tektronix, Inc. ...............................    $    968,362
    8,600       UCAR International, Inc.* .....................         296,162
                                                                   ------------
                                                                      1,264,524
                                                                   ------------
                ELECTRONICS--1.5%
   17,700       Coltec Industries, Inc.* ......................         461,306
    6,700       Eastman Kodak Co. .............................         439,687
   13,300       Johnson Controls, Inc.** ......................         738,981
                                                                   ------------
                                                                      1,639,974
                                                                   ------------
                ENERGY--2.0%
   25,200       CalEnergy Co., Inc.* ..........................         675,675
   12,800       DTE Energy Co. ................................         470,400
   36,900       Entergy Corp. .................................       1,067,794
                                                                   ------------
                                                                      2,213,869
                                                                   ------------
                ENTERTAINMENT--0.4%
    6,800       Carnival Corp., Class A .......................         400,350
                                                                   ------------
                FINANCIAL SERVICES--3.9%
   14,600       AMRESCO, Inc.* ................................         492,750
   20,000       Countrywide Credit Industries, Inc. ...........         888,750
   26,900       Deluxe Corp. ..................................         916,281
   19,200       GreenPoint Financial Corp.** ..................       1,425,600
   12,500       Money Store, Inc. (The)** .....................         311,719
    7,000       Peoples Heritage Financial Group, Inc. ........         325,938
                                                                   ------------
                                                                      4,361,038
                                                                   ------------
                FOOD & AGRICULTURE--3.1%
   38,200       Interstate Bakeries Corp. .....................       1,279,700
   12,200       McCormick & Co., Inc. .........................         349,988
   13,000       Smithfield Foods, Inc.* .......................         411,125
   21,400       Suiza Foods Corp.* ............................       1,386,988
                                                                   ------------
                                                                      3,427,801
                                                                   ------------
                HEALTHCARE DIVERSIFIED--3.3%
   43,000       Foundation Health Systems, Inc.*/** ...........       1,190,563
   33,600       Integrated Health Services, Inc.** ............       1,140,300
   24,100       Wellpoint Health Networks Inc.*/** ............       1,408,344
                                                                   ------------
                                                                      3,739,207
                                                                   ------------


--------------------------------------------------------------------------------
                                                                        MARKET
    SHARES                                                              VALUE
--------------------------------------------------------------------------------
                HOUSEHOLD PRODUCTS--1.9%
   21,500       Blyth Industries, Inc.*/** ....................    $    646,344
   29,500       Lancaster Colony Corp. ........................       1,298,000
    9,200       Mohawk Industries, Inc.* ......................         241,500
                                                                   ------------
                                                                      2,185,844
                                                                   ------------
                INSURANCE - PROPERTY & CASUALTY--1.9%
   26,100       Ambac Financial Group, Inc.** .................       1,389,825
    7,900       Everest Reinsurance Holdings, Inc. ............         291,313
   10,100       Orion Capital Corp. ...........................         493,006
                                                                   ------------
                                                                      2,174,144
                                                                   ------------
                MEDICAL INSTRUMENTS & SUPPLIES--5.4%
   19,200       Arterial Vascular Engineering, Inc.*/** .......       1,572,000
   20,500       Beckman Instruments, Inc. .....................         991,688
   24,200       Mallinckrodt, Inc. ............................         939,263
   17,500       Safeskin Corp.* ...............................       1,074,063
   31,100       Waters Corp.* .................................       1,537,506
                                                                   ------------
                                                                      6,114,520
                                                                   ------------
                METALS & MINING--2.3%
   66,700       AK Steel Holding Corp.** ......................       1,246,456
   12,500       Cyprus Amax Minerals Co. ......................         204,688
   91,300       LTV Corp. (The) ...............................       1,101,306
                                                                   ------------
                                                                      2,552,450
                                                                   ------------
                NEWSPAPER - PUBLISHING & PRINTING--0.5%
   12,600       Harte-Hanks Communications, Inc. ..............         547,313
                                                                   ------------
                OIL & GAS FIELD EXPLORATION--3.1%
   10,000       Kerr-McGee Corp. ..............................         676,250
   36,000       MCN Energy Group, Inc.** ......................       1,325,250
    8,900       Murphy Oil Corp. ..............................         444,444
   18,800       Occidental Petroleum Corp. ....................         480,575
   13,000       Tidewater, Inc. ...............................         578,500
                                                                   ------------
                                                                      3,505,019
                                                                   ------------
                OIL DOMESTIC--2.2%
   21,500       National Fuel Gas Co. .........................       1,002,438
   21,300       Pennzoil Co. ..................................       1,425,769
                                                                   ------------
                                                                      2,428,207
                                                                   ------------
                OIL EQUIPMENT & SERVICES--0.7%
   23,200       BJ Services Co.*/** ...........................         797,500
                                                                   ------------
                OIL INTERNATIONAL--0.9%
   29,600       Santa Fe International Corp. ..................       1,048,950
                                                                   ------------


The accompanying notes are an integral part of the financial statements.

                          N/I NUMERIC INVESTORS (LOGO)
                                 FAMILY OF FUNDS
                                [GRAPHIC OMITTED]

                               GROWTH & VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                          FEBRUARY 28, 1998 (UNAUDITED)


--------------------------------------------------------------------------------
                                                                        MARKET
    SHARES                                                              VALUE
--------------------------------------------------------------------------------
                PAPER & FOREST PRODUCTS--1.0%
    8,100       Boise Cascade Corp. ...........................    $    269,831
   15,500       Consolidated Papers, Inc. .....................         899,969
                                                                   ------------
                                                                      1,169,800
                                                                   ------------
                PETROLEUM REFINING--1.6%
   49,800       Ultramar Diamond Shamrock Corp. ...............       1,777,238
                                                                   ------------
                RESTAURANTS--1.1%
   28,450       CKE Restaurants, Inc. .........................       1,207,347
                                                                   ------------
                RETAIL - AUTOMOBILES--0.7%
   34,200       Republic Industries, Inc.* ....................         807,975
                                                                   ------------
                RETAIL - FOOD--1.0%
   18,200       Whole Foods Market, Inc.* .....................       1,113,613
                                                                   ------------
                RETAIL - FURNITURE STORES--0.8%
   16,700       Ethan Allen Interiors, Inc. ...................         931,025
                                                                   ------------
                RETAIL - GROCERY STORES--1.0%
   23,100       Albertson's, Inc. .............................       1,081,369
                                                                   ------------
                RETAIL - SPECIALTY--1.0%
   13,300       Best Buy Co., Inc.*/** ........................         793,013
   11,200       Borders Group, Inc.* ..........................         373,100
                                                                   ------------
                                                                      1,166,113
                                                                   ------------
                RETAIL - SPECIALTY APPAREL--1.4%
   40,300       Ross Stores, Inc. .............................       1,586,812
                                                                   ------------
                SAVINGS & LOAN ASSOCIATION--1.2%
   14,000       Charter One Financial, Inc. ...................         848,313
   19,970       Washington Federal, Inc. ......................         551,671
                                                                   ------------
                                                                      1,399,984
                                                                   ------------
                SERVICES - EMPLOYMENT AGENCIES--1.5%
   22,200       AccuStaff, Inc.*/** ...........................         627,150
   22,400       Robert Half International, Inc.* ..............       1,013,600
                                                                   ------------
                                                                      1,640,750
                                                                   ------------
                TELECOMMUNICATIONS--2.5%
   28,800       Ameritech Corp. ...............................       1,200,600
   10,100       Century Telephone Enterprises, Inc. ...........         616,100
   13,500       GTE Corp. .....................................         730,688
    5,700       Teleport Communications Group, Inc.,
                  Class A* ....................................         311,363
                                                                   ------------
                                                                      2,858,751
                                                                   ------------


--------------------------------------------------------------------------------
                                                                        MARKET
    SHARES                                                              VALUE
--------------------------------------------------------------------------------
                TELECOMMUNICATIONS EQUIPMENT--2.2%
   41,500       Advanced Fibre Communications, Inc.* ..........    $  1,242,406
   43,200       Andrew Corp.* .................................       1,193,400
                                                                   ------------
                                                                      2,435,806
                                                                   ------------
                TRANSPORTATION--0.3%
    8,100       Illinois Central Corp. ........................         314,381
                                                                   ------------
                VITAMINS & NUTRITION--1.6%
   16,200       General Nutrition Companies, Inc.* ............         643,950
   32,300       Rexall Sundown, Inc.*/** ......................       1,195,100
                                                                   ------------
                                                                      1,839,050
                                                                   ------------
                WHOLESALE - GROCERIES & GENERAL LINE--0.0%
      900       SUPERVALU, Inc. ...............................          42,863
                                                                   ------------
                WHOLESALE - SPECIALTY EQUIPMENT--2.7%
   37,400       CHS Electronics, Inc.* ........................         771,375
   37,700       Ingram Micro, Inc., Class A*/** ...............       1,456,162
   16,900       Tech Data Corp.* ..............................         785,850
                                                                   ------------
                                                                      3,013,387
                                                                   ------------
                Total Common Stocks
                  (Cost $99,154,658) ..........................     108,108,011
                                                                   ------------
  PRINCIPAL
AMOUNT (000'S)
--------------

                SHORT-TERM INVESTMENT--7.4%
                REPURCHASE AGREEMENT--7.4%
    8,341       Bear, Stearns & Co. Inc.
                  (Agreement dated 02/27/98 to be
                  repurchased at $8,345,037)
                  5.460%, 03/02/98
                  (Cost $8,341,242) (Note 6) ..................       8,341,242
                                                                   ------------
                Total Investments -- 103.6%
                  (Cost $107,495,900) .........................     116,449,253
                                                                   ------------
                Liabilities in Excess of
                  Other Assets -- (3.6%) ......................      (4,066,340)
                                                                   ------------
                Net Assets -- 100.0% ..........................    $112,382,913
                                                                   ============

----------------
 * Non-income producing.
** Security or a portion thereof is out on loan.

The accompanying notes are an integral part of the financial statements.

                          N/I NUMERIC INVESTORS (LOGO)
                                 FAMILY OF FUNDS
                                [GRAPHIC OMITTED]

                              LARGER CAP VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                          FEBRUARY 28, 1998 (UNAUDITED)


--------------------------------------------------------------------------------
                                                                        MARKET
    SHARES                                                              VALUE
--------------------------------------------------------------------------------
                COMMON STOCKS--95.8%
                AEROSPACE--3.2%
    1,300       B.F. Goodrich Co. (The) .......................    $     64,431
      700       Gulfstream Aerospace Corp.* ...................          28,350
    1,400       Sundstrand Corp. ..............................          84,700
      300       Thiokol Corp. .................................          28,687
    1,200       United Technologies Corp. .....................         107,175
                                                                   ------------
                                                                        313,343
                                                                   ------------
                AIRLINES--2.8%
    3,200       America West Airlines, Inc.* ..................          79,400
      700       Delta Air Lines, Inc. .........................          79,144
    1,400       UAL Corp.* ....................................         119,175
                                                                   ------------
                                                                        277,719
                                                                   ------------
                ALUMINUM--1.1%
    2,800       Alumax, Inc.* .................................         103,775
                                                                   ------------
                APPAREL--1.9%
      500       Fruit of the Loom, Inc., Class A* .............          16,062
      400       Jones Apparel Group, Inc.* ....................          22,000
    1,000       Tommy Hilfiger Corp.* .........................          53,563
    1,000       Unifi, Inc. ...................................          36,750
    1,500       Warnaco Group, Inc. (The), Class A ............          55,687
                                                                   ------------
                                                                        184,062
                                                                   ------------
                AUTOMOBILE PARTS & EQUIPMENT--1.8%
    1,600       Cummins Engine Co., Inc. ......................          92,600
      200       Echlin, Inc. ..................................          10,112
    1,400       Lear Corp.* ...................................          74,025
                                                                   ------------
                                                                       176,737
                                                                   ------------
                AUTOMOBILES & TRUCKS--4.4%
    4,600       Chrysler Corp. ................................         179,112
    3,700       General Motors Corp. ..........................         255,069
                                                                   ------------
                                                                        434,181
                                                                   ------------
                BANKS--17.0%
    3,050       Banc One Corp. ................................         172,325
    1,950       Chase Manhattan Corp. .........................         241,922
      400       Citicorp ......................................          53,000
    2,200       First Union Corp. .............................         115,912
    1,400       KeyCorp .......................................          98,087
    2,800       National City Corp. ...........................         182,700


--------------------------------------------------------------------------------
                                                                        MARKET
    SHARES                                                              VALUE
--------------------------------------------------------------------------------
                BANKS--(CONTINUED)
    3,400       NationsBank Corp. ..............................   $    232,900
    3,100       North Fork Bancorporation, Inc. ................        105,981
    1,200       Pacific Century Financial Corp. ................         25,875
    1,000       Republic New York Corp. ........................        121,000
    1,800       U.S. Bancorp ...................................        207,112
    1,650       Washington Mutual, Inc. ........................        110,756
                                                                   ------------
                                                                      1,667,570
                                                                   ------------
                BREWERY--0.2%
      500       Anheuser-Busch Companies, Inc. .................         23,438
                                                                   ------------
                BROKERAGE--2.9%
    3,200       Bear Stearns Companies Inc. (The) ..............        149,200
    1,900       Morgan Stanley, Dean Witter,
                  Discover and Co. .............................        132,406
                                                                   ------------
                                                                        281,606
                                                                   ------------
                BUILDING PRODUCTS--0.4%
      700       Texas Industries, Inc. .........................         39,550
                                                                   ------------
                CHEMICALS - DIVERSIFIED--0.1%
      200       Hercules, Inc. .................................          9,662
                                                                   ------------
                CHEMICALS - SPECIALTY--4.1%
    2,600       Engelhard Corp. ................................         47,125
    2,100       Great Lakes Chemical Corp. .....................        102,112
    2,500       Millennium Chemicals, Inc. .....................         64,531
    2,900       PPG Industries, Inc. ...........................        187,956
                                                                   ------------
                                                                        401,724
                                                                   ------------
                COMMERCIAL PRINTING--0.4%
    1,000       Valassis Communications, Inc.* .................         38,125
                                                                   ------------
                COMPUTER & OFFICE EQUIPMENT--1.2%
      600       Lexmark International Group, Inc.,
                  Class A* .....................................         25,650
    1,100       Xerox Corp. ....................................         97,556
                                                                   ------------
                                                                        123,206
                                                                   ------------
                COMPUTERS--0.3%
      600       Gateway 2000, Inc.* ............................         26,400
                                                                   ------------
                COMPUTERS, SOFTWARE & SERVICING--2.6%
      200       Electronic Data Systems Corp. ..................          8,762
      500       International Business Machines Corp. ..........         52,219


The accompanying notes are an integral part of the financial statements.

                          N/I NUMERIC INVESTORS (LOGO)
                                 FAMILY OF FUNDS
                                [GRAPHIC OMITTED]

                              LARGER CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          FEBRUARY 28, 1998 (UNAUDITED)

--------------------------------------------------------------------------------
                                                                        MARKET
  SHARES                                                                VALUE
--------------------------------------------------------------------------------
               COMPUTERS, SOFTWARE & SERVICING--(CONTINUED)
   2,500       Reynolds & Reynolds Co. (The), Class A ...........   $     53,125
   1,100       Sterling Software, Inc.* .........................         57,956
     700       Stratus Computer, Inc.* ..........................         35,131
     600       Sun Microsystems, Inc.* ..........................         28,575
     800       Symantec Corp.* ..................................         20,150
                                                                    ------------
                                                                         255,918
                                                                    ------------
               ELECTRICAL EQUIPMENT--0.7%
   1,600       Tektronix, Inc. ..................................         71,400
                                                                    ------------
               ELECTRONICS--1.9%
   1,100       Coltec Industries, Inc.* .........................         28,669
   1,100       Eastman Kodak Co. ................................         72,188
   1,600       Johnson Controls, Inc.** .........................         88,900
                                                                    ------------
                                                                         189,757
                                                                    ------------
               ENERGY--3.5%
   1,100       CalEnergy Co., Inc.* .............................         29,494
   2,400       Coastal Corp. (The) ..............................        152,700
     900       DTE Energy Co. ...................................         33,075
   4,500       Entergy Corp. ....................................        130,219
                                                                    ------------
                                                                         345,488
                                                                    ------------
               FINANCIAL SERVICES--4.9%
   3,200       Countrywide Credit Industries, Inc. ..............        142,200
   1,600       Deluxe Corp. .....................................         54,500
   2,300       Fannie Mae .......................................        146,769
   1,600       GreenPoint Financial Corp. .......................        118,800
     400       Peoples Heritage Financial Group, Inc. ...........         18,625
                                                                    ------------
                                                                         480,894
                                                                    ------------
               FOOD & AGRICULTURE--0.4%
   1,100       Interstate Bakeries Corp. ........................         36,850
                                                                    ------------
               HEALTHCARE DIVERSIFIED--2.6%
   2,800       Foundation Health Systems, Inc.* .................         77,525
   1,900       Integrated Health Services, Inc.** ...............         64,481
   2,000       Wellpoint Health Networks Inc.*/** ...............        116,875
                                                                    ------------
                                                                         258,881
                                                                    ------------
               HOUSEHOLD PRODUCTS--0.3%
     500       Kimberly-Clark Corp. .............................         27,844
                                                                    ------------


--------------------------------------------------------------------------------
                                                                        MARKET
    SHARES                                                              VALUE
--------------------------------------------------------------------------------
                INSURANCE--3.4%
   1,400        Allstate Corp. .................................    $    130,550
     200        CIGNA Corp. ....................................          38,200
   1,700        Hartford Financial Services Group,
                  Inc. (The) ...................................         167,025
                                                                    ------------
                                                                         335,775
                                                                    ------------
                MEDICAL INSTRUMENTS & SUPPLIES--1.6%
     700        Beckman Instruments, Inc. ......................          33,862
     800        C.R. Bard, Inc. ................................          27,900
   2,400        Mallinckrodt, Inc. .............................          93,150
                                                                    ------------
                                                                         154,912
                                                                    ------------
                METALS & MINING--0.6%
     900        Cyprus Amax Minerals Co. .......................          14,738
   1,200        LTV Corp. (The) ................................          14,475
     700        USX-U.S. Steel Group, Inc. .....................          24,588
                                                                    ------------
                                                                          53,801
                                                                    ------------
                OIL & GAS FIELD EXPLORATION--5.1%
   1,200        Amerada Hess Corp. .............................          71,175
   1,200        Helmerich & Payne, Inc. ........................          34,725
   1,000        Kerr-McGee Corp. ...............................          67,625
   1,600        MCN Energy Group, Inc. .........................          58,900
   1,200        Murphy Oil Corp. ...............................          59,925
   4,800        Occidental Petroleum Corp. .....................         122,700
     900        Tidewater, Inc. ................................          40,050
   1,200        USX Marathon Group .............................          41,475
                                                                    ------------
                                                                         496,575
                                                                    ------------
                OIL DOMESTIC--1.0%
   1,500        Pennzoil Co. ...................................         100,406
                                                                    ------------
                OIL EQUIPMENT & SERVICES--0.4%
   1,000        BJ Services Co.*/** ............................          34,375
                                                                    ------------
                PAPER & FOREST PRODUCTS--1.2%
   1,400        Boise Cascade Corp. ............................          46,638
   1,700        Mead Corp. (The) ...............................          58,119
     500        Westvaco Corp. .................................          16,250
                                                                    ------------
                                                                         121,007
                                                                    ------------


The accompanying notes are an integral part of the financial statements.

                          N/I NUMERIC INVESTORS (LOGO)
                                 FAMILY OF FUNDS
                                [GRAPHIC OMITTED]

                              LARGER CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                          FEBRUARY 28, 1998 (UNAUDITED)

--------------------------------------------------------------------------------
                                                                        MARKET
  SHARES                                                                VALUE
--------------------------------------------------------------------------------
                PETROLEUM REFINING--3.6%
    2,200       Ashland, Inc. ..................................    $    122,513
    3,100       Ultramar Diamond Shamrock Corp. ................         110,631
    3,300       Valero Energy Corp. ............................         117,150
                                                                    ------------
                                                                         350,294
                                                                    ------------
                RETAIL - CATALOG & MAIL ORDER HOUSES--0.3%
    1,200       Fingerhut Companies, Inc. ......................          29,775
                                                                    ------------
                RETAIL - GROCERY STORES--1.5%
    2,300       Albertson's, Inc. ..............................         107,669
      900       Kroger Company* ................................          38,025
                                                                    ------------
                                                                         145,694
                                                                    ------------
                RETAIL - SPECIALTY APPAREL--1.3%
    2,100       Intimate Brands, Inc.** ........................          56,963
    1,800       Ross Stores, Inc. ..............................          70,875
                                                                    ------------
                                                                         127,838
                                                                    ------------
                SAVINGS & LOAN ASSOCIATION--1.3%
      700       Charter One Financial, Inc. ....................          42,416
      400       Golden West Financial Corp. ....................          35,700
      800       H.F. Ahmanson & Company** ......................          49,950
                                                                    ------------
                                                                         128,066
                                                                    ------------
                TELECOMMUNICATIONS--14.3%
    5,400       Ameritech Corp. ................................         225,113
    3,100       AT&T Corp. .....................................         188,713
    3,700       Bell Atlantic Corp. ............................         332,075
    3,400       BellSouth Corp. ................................         207,400
      500       Century Telephone Enterprises, Inc. ............          30,500
    2,500       GTE Corp. ......................................         135,313
    3,700       SBC Communications, Inc. .......................         279,813
                                                                    ------------
                                                                       1,398,927
                                                                    ------------
                TELECOMMUNICATIONS EQUIPMENT--0.4%
    1,400       Andrew Corp.* ..................................          38,675
                                                                    ------------
                TRANSPORTATION--0.8%
      700       Illinois Central Corp. .........................          27,169
      900       Union Pacific Corp. ............................          45,900
                                                                    ------------
                                                                          73,069
                                                                    ------------


--------------------------------------------------------------------------------
                                                                        MARKET
    SHARES                                                              VALUE
--------------------------------------------------------------------------------
                UTILITIES--0.3%
      800       Public Service Enterprise Group, Inc. ..........   $     25,800
                                                                   ------------
                WHOLESALE - GROCERIES & GENERAL LINE--0.0%
      100       SUPERVALU, Inc. ................................          4,762
                                                                   ------------
                Total Common Stocks
                  (Cost $8,878,420) ............................      9,387,881
                                                                   ------------
  PRINCIPAL
AMOUNT (000'S)
--------------
                SHORT-TERM INVESTMENT--6.7%
                REPURCHASE AGREEMENT--6.7%
      656       Bear, Stearns & Co. Inc.
                  (Agreement dated 02/27/98 to be
                  repurchased at $656,363)
                  5.460%, 03/02/98
                  (Cost $656,064) (Note 6) .....................        656,064
                                                                   ------------
                Total Investments -- 102.5%
                  (Cost $9,534,484) ............................     10,043,945
                                                                   ------------
                Liabilities in Excess of
                  Other Assets -- (2.5%) .......................       (249,599)
                                                                   ------------
                Net Assets -- 100.0% ...........................   $  9,794,346
                                                                   ============

-----------
 * Non-income producing.
** Security or a portion thereof is out on loan.

The accompanying notes are an integral part of the financial statements.

                          N/I NUMERIC INVESTORS (LOGO)
                                 FAMILY OF FUNDS
                                [GRAPHIC OMITTED]

                       STATEMENT OF ASSETS AND LIABILITIES
                          FEBRUARY 28, 1998 (UNAUDITED)

                                                                        MICRO CAP       GROWTH      GROWTH & VALUE  LARGER CAP VALUE
                                                                           FUND          FUND            FUND             FUND
                                                                       ------------  -------------  --------------  ----------------
ASSETS
   Investments, at value (cost -- $132,476,864, $117,340,257,
      $107,495,900, $9,534,484, respectively) ....................     $145,393,291   $127,194,199   $116,449,253      $10,043,945
   Cash (Note 1) .................................................          181,275             --             --               --
   Collateral received for securities loaned (Note 5) ............       26,119,899     30,964,273     13,092,506          153,977
   Receivable for investments sold ...............................        3,035,422      4,471,358      3,997,321          295,332
   Receivable for Fund shares sold ...............................           68,630        340,737      1,371,728           61,500
   Dividends and interest receivable .............................           79,070         51,309        115,647           16,913
   Receivable from investment adviser ............................               --             --             --            6,960
   Prepaid expenses ..............................................           17,403         17,794         15,960            1,934
                                                                       ------------   ------------   ------------      -----------
     Total assets ................................................      174,894,990    163,039,670    135,042,415       10,580,561
                                                                       ------------   ------------   ------------      -----------
LIABILITIES
   Payable upon return of securities loaned (Note 5) .............       26,119,899     30,964,273     13,092,506          153,977
   Payable for investments purchased .............................        8,487,660      6,275,653      9,457,880          606,719
   Payable for Fund shares redeemed ..............................            8,317         70,861         10,359               --
   Payable on open futures transactions (Note 1) .................           20,000             --             --               --
   Accrued expenses and other liabilities ........................          112,424        118,150         98,757           25,519
                                                                       ------------   ------------   ------------      -----------
     Total liabilities ...........................................       34,748,300     37,428,937     22,659,502          786,215
                                                                       ------------   ------------   ------------      -----------
NET ASSETS
   Capital stock, $0.001 par value ...............................            8,355          9,027          6,807              748
   Paid-in capital ...............................................      121,624,338    118,677,962    102,755,736        9,129,196
   Undistributed net investment income/(loss) ....................         (310,480)      (572,118)        92,116           21,648
   Accumulated net realized gain/(loss) from
      investments ................................................        5,879,301     (2,358,080)       574,901          133,293
   Net unrealized appreciation on investments and
      futures transactions, if any ...............................       12,945,176      9,853,942      8,953,353          509,461
                                                                       ------------   ------------   ------------      -----------
     Net assets applicable to shares outstanding .................     $140,146,690   $125,610,733   $112,382,913      $ 9,794,346
                                                                       ============   ============   ============      ===========
Shares outstanding ...............................................        8,355,068      9,027,390      6,806,919          747,691
                                                                       ------------   ------------   ------------      -----------
Net asset value, offering and redemption price per share .........           $16.77         $13.91        $16.51            $13.10
                                                                             ======         ======        =======           ======

The accompanying notes are an integral part of the financial statements.

                          N/I NUMERIC INVESTORS (LOGO)
                                 FAMILY OF FUNDS
                                [GRAPHIC OMITTED]

                             STATEMENT OF OPERATIONS
             FOR THE SIX MONTHS ENDED FEBRUARY 28, 1998 (UNAUDITED)

                                                                        MICRO CAP       GROWTH      GROWTH & VALUE  LARGER CAP VALUE
                                                                           FUND          FUND            FUND             FUND*
                                                                       ------------  -------------  --------------  ----------------
INVESTMENT INCOME
   Dividends ......................................................    $    123,985   $    78,796    $   385,804**     $  21,653
   Interest .......................................................         313,990       229,318        174,748          11,619
                                                                       ------------   -----------    -----------       ---------
                                                                            437,975       308,114        560,552          33,272
                                                                       ------------   -----------    -----------       ---------

EXPENSES
   Advisory fees ..................................................         530,419       456,374        288,337           8,712
   Co-Administration fees .........................................         123,764       106,487         67,631          17,315
   Administrative Services Fees ...................................         106,084        91,275         57,667           1,742
   Transfer agent fees and expenses ...............................          41,019        36,311         38,236          10,164
   Custodian fees and expenses ....................................          38,834        37,593         30,085           8,046
   Federal and state registration fees ............................           9,498         8,560         13,011           7,974
   Printing .......................................................           6,868         5,970          3,105           1,969
   Audit and legal fees ...........................................           4,508         4,175          2,446             346
   Other ..........................................................           7,501         6,244          4,914             993
                                                                       ------------   -----------    -----------       ---------
      Total expenses before waivers and
         reimbursements ...........................................         868,495       752,989        505,432          57,261
      Less: waivers and reimbursements ............................        (161,269)     (144,490)      (120,982)        (45,637)
                                                                       ------------   -----------    -----------       ---------
      Total expenses after waivers and
         reimbursements ...........................................         707,226       608,499        384,450          11,624
                                                                       ------------   -----------    -----------       ---------
   Net investment income/(loss) ...................................        (269,251)     (300,385)       176,102          21,648
                                                                       ------------   -----------    -----------       ---------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   AND FUTURES TRANSACTIONS
   Net realized gain from investments .............................      16,619,729     6,674,957      5,830,060         133,293
   Net change in unrealized appreciation on:
      Investments .................................................      (8,447,010)   (5,415,634)     5,023,816         509,461
      Futures transactions ........................................          28,750            --             --              --
                                                                       ------------   -----------    -----------       ---------
   Net realized and unrealized gain on investments and
      futures transactions ........................................       8,201,469     1,259,323     10,853,876         642,754
                                                                       ------------   -----------    -----------       ---------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............    $  7,932,218   $   958,938    $11,029,978       $ 664,402
                                                                       ============   ===========    ===========       =========

-----------
 * Commenced operations on December 9, 1997.
** Net of foreign withholding taxes of $835.

The accompanying notes are an integral part of the financial statements.

                          N/I NUMERIC INVESTORS (LOGO)
                                 FAMILY OF FUNDS
                                [GRAPHIC OMITTED]

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                   MICRO CAP
                                                                                     FUND
                                                                      ----------------------------------

                                                                         FOR THE SIX         FOR THE
                                                                         MONTHS ENDED         FISCAL
                                                                      FEBRUARY 28, 1998    YEAR ENDED
                                                                         (UNAUDITED)     AUGUST 31, 1997
                                                                      -----------------  ---------------
Increase/(decrease) in net assets from operations
   Net investment income/(loss) .....................................   $   (269,251)      $    (31,353)
   Net realized gain from investments ...............................     16,619,729          9,346,125
   Net change in unrealized appreciation on investments and futures
      transactions, if any ..........................................     (8,418,260)        20,739,610
                                                                        ------------       ------------
   Net increase in net assets resulting from operations .............      7,932,218         30,054,382
                                                                        ------------       ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income ............................................             --            (23,429)
   Net realized capital gains .......................................    (19,435,152)                --
                                                                        ------------       ------------
   Total dividends and distributions to shareholders ................    (19,435,152)           (23,429)
                                                                        ------------       ------------
INCREASE IN NET ASSETS DERIVED FROM CAPITAL SHARE TRANSACTIONS ......      9,530,125         97,988,446
                                                                        ------------       ------------
   Total increase/(decrease) in net assets ..........................     (1,972,809)       128,019,399

NET ASSETS
   Beginning of period ..............................................    142,119,499         14,100,100
                                                                        ------------       ------------
   End of period ....................................................   $140,146,690       $142,119,499
                                                                        ============       ============

----------------
  * Commencement of operations.
(a) Includes undistributed net investment income of $92,116.
(b) Includes undistributed net investment income of $153,088.
(c) Includes undistributed net investment income of $21,648.

The accompanying notes are an integral part of the financial statements.

                                                                                   GROWTH
                                                                                    FUND
                                                                     ----------------------------------

                                                                        FOR THE SIX         FOR THE
                                                                        MONTHS ENDED         FISCAL
                                                                     FEBRUARY 28, 1998    YEAR ENDED
                                                                        (UNAUDITED)     AUGUST 31, 1997
                                                                     -----------------  ---------------
Increase/(decrease) in net assets from operations
   Net investment income/(loss) ....................................   $   (300,385)     $   (257,096)
   Net realized gain from investments ..............................      6,674,957        10,621,079
   Net change in unrealized appreciation on investments and futures
      transactions, if any .........................................     (5,415,634)       14,212,378
                                                                       ------------      ------------
   Net increase in net assets resulting from operations ............        958,938        24,576,361
                                                                       ------------      ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income ...........................................             --           (37,127)
   Net realized capital gains ......................................    (19,099,345)               --
                                                                       ------------      ------------
   Total dividends and distributions to shareholders ...............    (19,099,345)          (37,127)
                                                                       ------------      ------------
INCREASE IN NET ASSETS DERIVED FROM CAPITAL SHARE TRANSACTIONS .....     26,027,242        66,428,932
                                                                       ------------      ------------
   Total increase/(decrease) in net assets .........................      7,886,835        90,968,166

NET ASSETS
   Beginning of period .............................................    117,723,898        26,755,732
                                                                       ------------      ------------
   End of period ...................................................   $125,610,733      $117,723,898
                                                                       ============      ============

                                                                                GROWTH & VALUE                LARGER CAP VALUE
                                                                                     FUND                           FUND
                                                                       ---------------------------------      -----------------
                                                                                                               FOR THE PERIOD
                                                                          FOR THE SIX        FOR THE          DECEMBER 9, 1997*
                                                                         MONTHS ENDED         FISCAL               THROUGH
                                                                      FEBRUARY 28, 1998    YEAR ENDED         FEBRUARY 28, 1998
                                                                         (UNAUDITED)     AUGUST 31, 1997         (UNAUDITED)
                                                                      -----------------  ---------------      -----------------
Increase/(decrease) in net assets from operations
   Net investment income/(loss) ....................................    $    176,102       $   192,219           $   21,648
   Net realized gain from investments ..............................       5,830,060         5,488,625              133,293
   Net change in unrealized appreciation on investments and futures
      transactions, if any .........................................       5,023,816         3,920,436              509,461
                                                                        ------------       -----------           ----------
   Net increase in net assets resulting from operations ............      11,029,978         9,601,280              664,402
                                                                        ------------       -----------           ----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income ...........................................        (237,074)          (48,450)                  --
   Net realized capital gains ......................................     (10,728,727)               --                   --
                                                                        ------------       -----------           ----------
   Total dividends and distributions to shareholders ...............     (10,965,801)          (48,450)                  --
                                                                        ------------       -----------           ----------
INCREASE IN NET ASSETS DERIVED FROM CAPITAL SHARE TRANSACTIONS .....      59,827,916        39,124,840            9,129,944
                                                                        ------------       -----------           ----------
   Total increase/(decrease) in net assets .........................      59,892,093        48,677,670            9,794,346

NET ASSETS
   Beginning of period .............................................      52,490,820         3,813,150                   --
                                                                        ------------       -----------           ----------
   End of period ...................................................    $112,382,913(a)    $52,490,820(b)        $9,794,346(c)
                                                                        ============       ===========           ==========

                          N/I NUMERIC INVESTORS (LOGO)
                                FAMILY OF FUNDS
                               [GRAPHIC OMITTED]

                              FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------
Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other suppemental data for the respective periods. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------

                                                                                      MICRO CAP FUND
                                                                   ----------------------------------------------------
                                                                      FOR THE SIX                      FOR THE PERIOD
                                                                      MONTHS ENDED    FOR THE FISCAL    JUNE 3, 1996*
                                                                   FEBRUARY 28, 1998    YEAR ENDED         THROUGH
                                                                     (UNAUDITED)      AUGUST 31, 1997   AUGUST 31, 1996
                                                                   -----------------  ---------------  ----------------
PER SHARE OPERATING PERFORMANCE**
Net asset value, beginning of period ..............................    $  18.47          $  11.67           $ 12.00
                                                                       --------          --------           -------
Net investment income/(loss)(1) ...................................       (0.03)            (0.01)             0.01
Net realized and unrealized gain/(loss) on investments and
   futures transactions, if any(2) ................................        0.98              6.82             (0.34)
                                                                       --------          --------           -------
Net increase/(decrease) in net assets resulting from operations ...        0.95              6.81             (0.33)
                                                                       --------          --------           -------
Dividends and distributions to shareholders from:
Net investment income .............................................          --             (0.01)               --
Net realized capital gains ........................................       (2.65)               --                --
                                                                       --------          --------           -------
Total dividends and distributions to shareholders .................       (2.65)            (0.01)               --
                                                                       --------          --------           -------
Net asset value, end of period ....................................    $  16.77          $  18.47           $ 11.67
                                                                       ========          ========           =======
Total investment return(3) ........................................        6.16%            58.41%            (2.75)%
                                                                       ========          ========           =======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) .........................    $140,147          $142,119           $14,100
Ratio of expenses to average net assets(1)(4) .....................        1.00%(5)          1.00%             1.00%(5)
Ratio of net investment income/(loss) to average net assets(1) ....       (0.38)%(5)        (0.06)%            0.73%(5)
Portfolio turnover rate ...........................................      196.32%(6)        233.49%            42.92%(6)
Average commission rate per share(7) ..............................     $0.0323           $0.0327           $0.0339


                                                                                         GROWTH FUND
                                                                   ----------------------------------------------------
                                                                      FOR THE SIX                        FOR THE PERIOD
                                                                      MONTHS ENDED     FOR THE FISCAL     JUNE 3, 1996*
                                                                   FEBRUARY 28, 1998     YEAR ENDED         THROUGH
                                                                      (UNAUDITED)      AUGUST 31, 1997  AUGUST 31, 1996
                                                                   -----------------   ---------------  ---------------
PER SHARE OPERATING PERFORMANCE**
Net asset value, beginning of period ..............................    $  16.29            $  11.84         $ 12.00
                                                                       --------            --------         -------
Net investment income/(loss)(1) ...................................       (0.03)              (0.04)           0.01
Net realized and unrealized gain/(loss) on investments and
   futures transactions, if any(2) ................................        0.14                4.50           (0.17)
                                                                       --------            --------         -------
Net increase/(decrease) in net assets resulting from operations ...        0.11                4.46           (0.16)
                                                                       --------            --------         -------
Dividends and distributions to shareholders from:
Net investment income .............................................          --               (0.01)             --
Net realized capital gains ........................................       (2.49)                 --              --
                                                                       --------            --------         -------
Total dividends and distributions to shareholders .................       (2.49)              (0.01)             --
                                                                       --------            --------         -------
Net asset value, end of period ....................................    $  13.91            $  16.29         $ 11.84
                                                                       ========            ========         =======
Total investment return(3) ........................................        1.25%              37.69%          (1.33)%
                                                                       ========            ========         =======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) .........................    $125,611            $117,724         $26,756
Ratio of expenses to average net assets(1)(4) .....................        1.00%(5)            1.00%           1.00%(5)
Ratio of net investment income/(loss) to average net assets(1) ....       (0.49)%(5)          (0.38)%          0.71%(5)
Portfolio turnover rate ...........................................      139.21%(6)          266.25%          19.21%(6)
Average commission rate per share(7) ..............................     $0.0395             $0.0397         $0.0365


                                                                                  GROWTH & VALUE FUND
                                                                   ----------------------------------------------------
                                                                     FOR THE SIX                        FOR THE PERIOD
                                                                     MONTHS ENDED      FOR THE FISCAL   JUNE 3, 1996*
                                                                   FEBRUARY 28, 1998     YEAR ENDED        THROUGH
                                                                      (UNAUDITED)     AUGUST 31, 1997   AUGUST 31, 1996
                                                                   -----------------  ---------------   ---------------
PER SHARE OPERATING PERFORMANCE**
Net asset value, beginning of period ..............................    $  17.16            $ 11.56          $12.00
                                                                       --------            -------          ------
Net investment income/(loss)(1) ...................................        0.02               0.08            0.03
Net realized and unrealized gain/(loss) on investments and
   futures transactions, if any(2) ................................        2.00               5.58           (0.47)
                                                                       --------            -------          ------
Net increase/(decrease) in net assets resulting from operations ...        2.02               5.66           (0.44)
                                                                       --------            -------          ------
Dividends and distributions to shareholders from:
Net investment income .............................................       (0.06)             (0.06)             --
Net realized capital gains ........................................       (2.61)                --              --
                                                                       --------            -------          ------
Total dividends and distributions to shareholders .................       (2.67)             (0.06)             --
                                                                       --------            -------          ------
Net asset value, end of period ....................................    $  16.51            $ 17.16          $11.56
                                                                       ========            =======          ======
Total investment return(3) ........................................       13.01%             49.11%          (3.67)%
                                                                       ========            =======          ======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) .........................    $112,383            $52,491          $3,813
Ratio of expenses to average net assets(1)(4) .....................        1.00%(5)           1.00%           1.00%(5)
Ratio of net investment income/(loss) to average net assets(1) ....        0.46%(5)           0.79%           1.89%(5)
Portfolio turnover rate ...........................................      176.86%(6)         263.83%           5.25%(6)
Average commission rate per share(7) ..............................     $0.0331            $0.0369         $0.0363


                                                                      LARGER CAP VALUE FUND
                                                                    -------------------------
                                                                         FOR THE PERIOD
                                                                        DECEMBER 9, 1997*
                                                                    THROUGH FEBRUARY 28, 1998
                                                                          (UNAUDITED)
                                                                    -------------------------
PER SHARE OPERATING PERFORMANCE**
Net asset value, beginning of period ..............................         $12.00
                                                                            ------
Net investment income/(loss)(1) ...................................           0.03
Net realized and unrealized gain/(loss) on investments and
   futures transactions, if any(2) ................................           1.07
                                                                            ------
Net increase/(decrease) in net assets resulting from operations ...           1.10
                                                                            ------
Dividends and distributions to shareholders from:
Net investment income .............................................             --
Net realized capital gains ........................................             --
                                                                            ------
Total dividends and distributions to shareholders .................             --
                                                                            ------
Net asset value, end of period ....................................         $13.10
                                                                            ======
Total investment return(3) ........................................           9.17%
                                                                            ======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) .........................         $9,794
Ratio of expenses to average net assets(1)(4) .....................           1.00%(5)
Ratio of net investment income/(loss) to average net assets(1) ....           1.86%(5)
Portfolio turnover rate ...........................................          48.41%(6)
Average commission rate per share(7) ..............................        $0.0252

----------------
 *  Commencement of operations.
** Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on actual shares outstanding on the dates of distributions.
(1) Reflects waivers and reimbursements.
(2) The amounts shown for each share outstanding throughout the respective periods are not in accord with the changes in the aggregate gains and losses on investments during the respective periods because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset value during the respective periods.
(3) Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total investment returns are not annualized.
(4) Without the waiver of advisory, administration and transfer agent fees and without the reimbursement of certain operating expenses, the ratio of expenses to average net assets annualized, for the periods ended February 28, 1998, August 31, 1997 and August 31, 1996, respectively, would have been 1.23%, 1.45% and 3.45% for the N/I NUMERIC INVESTORS Micro Cap Fund; 1.25%, 1.40%, and 2.62% for the N/I NUMERIC INVESTORS Growth Fund; 1.31%, 1.81% and 8.98% for the N/I NUMERIC INVESTORS Growth & Value Fund and 4.93% for the N/I NUMERIC INVESTORS Larger Cap Value Fund for the period ended February 28, 1998.
(5) Annualized.
(6) Not annualized.
(7) Represents average commission rate per share charged to each Fund on purchases and sales of investments subject to such commissions during each period.

The accompanying notes are an integral part of the financial statements.

                                     22 & 23

                          N/I NUMERIC INVESTORS (LOGO)
                                 FAMILY OF FUNDS
                                [GRAPHIC OMITTED]

                                 MICRO CAP FUND
                                   GROWTH FUND
                               GROWTH & VALUE FUND
                              LARGER CAP VALUE FUND
                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The RBB Fund, Inc. ("RBB") was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended, (the "Investment Company Act") as an open-end management investment company. RBB is a "series fund", which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the Investment Company Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently RBB has twenty-three investment portfolios, including the N/I NUMERIC INVESTORS FAMILY OF FUNDS ("n/i numeric investors Family") which consists of four diversified portfolios: N/I NUMERIC INVESTORS Micro Cap Fund ("Micro Cap Fund"), N/I NUMERIC INVESTORS Growth Fund ("Growth Fund"), N/I NUMERIC INVESTORS Growth & Value Fund ("Growth & Value Fund") and N/I NUMERIC INVESTORS Larger Cap Value Fund ("Larger Cap Value Fund") (each a "Fund", collectively the "Funds").

RBB has  authorized  capital of thirty  billion  shares of common stock of which
14.03 billion are currently classified into eighty-three classes. Each class represents an interest in one of twenty-three investment portfolios of RBB. The classes have been grouped into fifteen separate "families", eight of which have begun investment operations.

PORTFOLIO VALUATION -- The net asset value of each Fund is calculated as of the close of regular trading on the NYSE on each business day. Each Fund's securities are valued at the last reported sales price on the national securities exchange or national securities market on which such shares are primarily traded. If no sales are reported, as in the case of some securities traded over-the-counter, portfolio securities are valued at the mean between the last reported bid and asked prices. Securities for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direction of RBB's Board of Directors. With the approval of RBB's Board of Directors, each Fund may use a pricing service, bank or broker-dealer experienced in such matters to value its securities. The preparation of financial statements requires the use of estimates by management. Short-term obligations with maturities of 60 days or less are valued at amortized cost which approximates market value. Expenses and fees, including investment advisory and administration fees are accrued daily and taken into account for the purpose of determining the net asset value of each Fund.

REPURCHASE AGREEMENTS -- Each Fund has agreed to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The financial institutions with whom each Fund enters into repurchase agreements are banks and broker/dealers which Numeric Investors L.P. (the Funds' "Adviser" or "Numeric") considers creditworthy pursuant to criteria approved by RBB's Board of Directors. The seller under a repurchase agreement will be required to maintain the value of the securities as collateral, subject to the agreement at not less than the repurchase price plus accrued interest. Numeric marks to market daily the value of the collateral, and, if necessary, requires the seller to maintain additional securities, to ensure that the value is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose each Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying securities.

Investment Transactions and Investment Income -- Transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Expenses not directly attributable to a specific Fund are allocated based on relative net assets of each Fund.

                          N/I NUMERIC INVESTORS (LOGO)
                                 FAMILY OF FUNDS
                                [GRAPHIC OMITTED]

                                 MICRO CAP FUND
                                   GROWTH FUND
                               GROWTH & VALUE FUND
                              LARGER CAP VALUE FUND
              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)



FINANCIAL FUTURES TRANSACTIONS -- Each Fund may invest in financial futures contracts for hedging purposes, including conversion of cash to equity. When entering into a futures contract, each Fund makes a deposit of an initial margin with its custodian in a segregated account in the name of the futures broker. Subsequent payments to or from the broker, called variation margin, are made on a daily basis as the price of the underlying security or index fluctuates, making the long and short positions in the futures contracts more or less valuable. When the contracts are closed, a gain or loss is realized equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contracts.

The risks related to the use of futures contracts include: (i) the correlation between movements in the market price of a Fund's investments (held or intended for purchase) being hedged and in the price of the futures contract may be imperfect; (ii) possible lack of a liquid secondary market for closing out futures positions; (iii) the need for additional portfolio mangement skills and techniques; and (iv) losses due to unanticipated market movements. Successful use of futures by the Funds is subject to Numeric's ability to correctly predict movements in the direction of the market.

The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor. Thus, a purchase or sale of a futures contract may result in losses or gains in excess of the amount invested in the contract.

As of February 28, 1998, Micro Cap Fund held 20 Russell 2000 Growth Index futures contracts expiring March 19, 1998. The value of such contracts on February 28, 1998 was $4,625,000, resulting in an unrealized gain of $28,750. The Micro Cap Fund has deposited $144,000 in a segregated account, as collateral for the futures transactions. The cash collateral is included under the caption CASH in the Statement of Assets and Liabilities.

The Funds had no other futures transactions for the periods ended February 28, 1998.

DIVIDENDS AND DISTRIBUTIONS -- Dividends from net investment income, if any, will be declared and paid at least annually to shareholders. Distributions from net realized capital gains, if any, will be distributed at least annually. Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from generally accepted accounting principles.

U.S. FEDERAL TAX STATUS -- No provision is made for U.S. federal income taxes as it is each Fund's intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. federal income and substantially all excise taxes.

2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Numeric serves as each Fund's investment adviser. For its advisory services, Numeric is entitled to receive 0.75% of each Fund's average daily net assets, computed daily and payable monthly.

The Adviser has voluntarily agreed to limit each Fund's total operating expenses for the current and the following fiscal year to the extent that such expenses exceeded 1.00% of each Fund's average daily net assets. As necessary, this limitation is effected in waivers of advisory fees and reimbursements of expenses exceeding the advisory fee. For the six months ended

                          N/I NUMERIC INVESTORS (LOGO)
                                 FAMILY OF FUNDS
                                [GRAPHIC OMITTED]

                                 MICRO CAP FUND
                                   GROWTH FUND
                               GROWTH & VALUE FUND
                              LARGER CAP VALUE FUND
              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)



February 28, 1998 (unless otherwise indicated), investment advisory fees, waivers and reimbursements of expenses were as follows:

                              GROSS                    NET          EXPENSE
FUND                      ADVISORY FEES   WAIVERS  ADVISORY FEES  REIMBURSEMENT
----                      -------------   -------  -------------  -------------
Micro Cap Fund ...........  $530,419     $(69,330)    $461,089            --
Growth Fund ..............   456,374      (56,385)     399,989            --
Growth & Value Fund ......   288,337      (62,830)     225,507            --
Larger Cap Value Fund* ...     8,712       (8,712)          --      $(23,435)
-----------
*Commenced operations on December 9, 1997.

The Funds will not pay Numeric at a later time for any amounts it may waive or any amounts which Numeric has assumed.

PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank, National Association, and Bear Stearns Funds Management Inc. ("BSFM"), a wholly-owned subsidiary of The Bear Stearns Companies Inc., serve as co-administrators for each Fund. For providing administrative services PFPC is entitled to receive a monthly fee equal to an annual rate of 0.125% of each Fund's average daily net assets, subject to a minimum monthly fee of $6,250 per Fund. BSFM is entitled to receive a monthly fee equal to an annual rate of 0.05% on the first $150 million and 0.02% of each Fund's average daily net assets thereafter.

For the six months ended February 28, 1998 (unless otherwise indicated), PFPC, at its discretion, voluntarily agreed to waive a portion of its co-administration fees for each Fund. During such period, PFPC's co-administration fees and related waivers were as follows:

                              PFPC GROSS          PFPC           NET PFPC
FUND                    CO-ADMINISTRATION FEES   WAIVERS  CO-ADMINISTRATION FEES
----                    ----------------------   -------  ----------------------
Micro Cap Fund .........       $88,403          $(7,072)         $81,331
Growth Fund ............        76,062           (6,085)          69,977
Growth & Value Fund ....        48,408           (4,196)          44,212
Larger Cap Value Fund* .        16,734           (8,367)           8,367
-----------
* COMMENCED OPERATIONS ON DECEMBER 9, 1997.

In addition, PFPC serves as each Fund's transfer and dividend disbursing agent. PFPC, at its discretion, voluntarily agreed to waive a portion of its transfer agency fees for each Fund. For the six months ended February 28, 1998 (unless otherwise indicated), transfer agency fees and waivers were as follows:

                                GROSS                                  NET
                           TRANSFER AGENCY                       TRANSFER AGENCY
FUND                            FEES               WAIVERS            FEES
----                       ---------------         -------       ---------------
Micro Cap Fund ...........    $41,019                   --          $41,019
Growth Fund ..............     36,311              $(9,000)          27,311
Growth & Value Fund ......     38,236               (7,822)          30,414
Larger Cap Value Fund* ...     10,164               (3,729)           6,435
-----------
* Commenced operations on December 9, 1997.

                          N/I NUMERIC INVESTORS (LOGO)
                                 FAMILY OF FUNDS
                                [GRAPHIC OMITTED]

                                 MICRO CAP FUND
                                   GROWTH FUND
                               GROWTH & VALUE FUND
                              LARGER CAP VALUE FUND
              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)



Counsellors Funds Services, Inc. ("Counsellors"), a wholly-owned subsidiary of Warburg, Pincus Counsellors, Inc., provides certain administrative services to each Fund. As compensation for such administrative services, Counsellors is entitled to receive a monthly fee equal to an annual rate of 0.15% of each Fund's average daily net assets.

For the six months ended February 28, 1998 (unless otherwise indicated), Counsellors has, at its discretion, voluntarily agreed to waive a portion of its administrative services fees for each Fund. During such period, administrative services fees and waivers were as follows:

                                  GROSS
                             ADMINISTRATIVE                   NET ADMINISTRATIVE
FUND                          SERVICES FEES       WAIVERS        SERVICES FEES
----                         --------------       -------     ------------------
Micro Cap Fund ..............   $106,084         $(84,867)          $21,217
Growth Fund .................     91,275          (73,020)           18,255
Growth & Value Fund .........     57,667          (46,134)           11,533
Larger Cap Value Fund* ......      1,742           (1,394)              348
-----------
* Commenced operations on December 9, 1997.

These fees are computed daily and paid monthly.

3. INVESTMENT IN SECURITIES

For U.S. federal income tax purposes, the costs of securities owned at February 28, 1998 were $132,824,067, $117,645,452, $107,823,324 and $9,542,535 for Micro
Cap Fund, Growth Fund, Growth & Value Fund and Larger Cap Value Fund, respectively. Accordingly, the net unrealized appreciation/(depreciation) on investments were as follows:

FUND                          APPRECIATION     DEPRECIATION     NET APPRECIATION
----                          ------------     ------------     ----------------
Micro Cap Fund .............. $14,813,271      $(2,244,047)        $12,569,224
Growth Fund .................  12,557,577       (3,008,830)          9,548,747
Growth & Value Fund .........   9,592,759         (966,830)          8,625,929
Larger Cap Value Fund .......     556,448          (55,038)            501,410

For the six months ended February 28, 1998 (unless otherwise indicated), aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

FUND                                                PURCHASES           SALES
----                                              ------------      ------------
Micro Cap Fund .................................. $258,007,809      $265,895,920
Growth Fund .....................................  194,620,911       188,139,131
Growth & Value Fund .............................  178,407,790       131,809,662
Larger Cap Value Fund* ..........................   11,333,809         2,588,682
-----------
* Commenced operations on December 9, 1997.

                          N/I NUMERIC INVESTORS (LOGO)
                                 FAMILY OF FUNDS
                                [GRAPHIC OMITTED]

                                 MICRO CAP FUND
                                   GROWTH FUND
                               GROWTH & VALUE FUND
                              LARGER CAP VALUE FUND
              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)



4. CAPITAL SHARE TRANSACTIONS

As of February 28, 1998 each Fund has 50,000,000 shares of $0.001 par value common stock authorized.

Transactions in capital shares for the respective periods were as follows:

                                              MICRO CAP FUND
                          ------------------------------------------------------
                                  FOR THE                        FOR THE
                              SIX MONTHS ENDED              FISCAL YEAR ENDED
                              FEBRUARY 28, 1998              AUGUST 31, 1997
                          ------------------------      ------------------------
                            SHARES        AMOUNT           SHARES     AMOUNT
                          ----------  ------------      ---------- ------------
Sales ...................  1,045,127  $ 19,903,873       7,698,447 $116,335,001
Repurchases ............. (1,587,227)  (29,186,342)     (1,214,056) (18,368,326)
Reinvestments ...........  1,202,851    18,812,594           1,561       21,771
                          ----------  ------------       ---------  ------------
Net increase ............    660,751  $  9,530,125       6,485,952 $ 97,988,446
                          ==========  ============       ========= ============

                                              GROWTH FUND
                          ------------------------------------------------------
                                  FOR THE                       FOR THE
                              SIX MONTHS ENDED             FISCAL YEAR ENDED
                              FEBRUARY 28, 1998             AUGUST 31, 1997
                          ------------------------     ------------------------
                            SHARES        AMOUNT          SHARES      AMOUNT
                          ----------  ------------     ----------  ------------
Sales ...................  1,024,557   $15,971,969      6,432,891  $ 85,903,977
Repurchases .............   (616,656)   (8,635,414)    (1,468,234)  (19,510,716)
Reinvestments ...........  1,392,749    18,690,687          2,669        35,671
                           ---------   -----------      ---------  ------------
Net increase ............  1,800,650   $26,027,242      4,967,326  $ 66,428,932
                           =========   ===========      =========  ============

                                             GROWTH & VALUE FUND
                          ------------------------------------------------------
                                  FOR THE                       FOR THE
                              SIX MONTHS ENDED             FISCAL YEAR ENDED
                              FEBRUARY 28, 1998             AUGUST 31, 1997
                          ------------------------     ------------------------
                            SHARES        AMOUNT          SHARES      AMOUNT
                          ----------  ------------     ----------  ------------
Sales ...................  3,685,870  $ 59,586,605      3,065,874   $44,012,804
Repurchases .............   (623,812)  (10,241,723)      (339,841)   (4,933,777)
Reinvestments ...........    685,614    10,483,034          3,427        45,813
                          ----------  ------------      ---------   -----------
Net increase ............  3,747,672  $ 59,827,916      2,729,460   $39,124,840
                           =========  ============      =========   ===========

                          N/I NUMERIC INVESTORS (LOGO)
                                 FAMILY OF FUNDS
                                [GRAPHIC OMITTED]

                                 MICRO CAP FUND
                                   GROWTH FUND
                               GROWTH & VALUE FUND
                              LARGER CAP VALUE FUND
              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)



                                                       LARGER CAP VALUE FUND
                                                    ---------------------------
                                                           FOR THE PERIOD
                                                      DECEMBER 9, 1997* THROUGH
                                                          FEBRUARY 28, 1998
                                                    ---------------------------
                                                       SHARES         AMOUNT
                                                    ---------------------------
Sales ............................................    757,446       $9,248,011
Repurchases ......................................     (9,755)        (118,067)
                                                      -------       ----------
Net increase .....................................    747,691       $9,129,944
                                                      =======       ==========
-----------
* Commencement of operations.

5. SECURITIES LENDING

Loans of securities are required at all times to be secured by collateral equal to at least 102% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Funds. The market value of securities on loan to brokers and the related value of cash collateral and indemnification received at February 28, 1998, were as follows:

                                      VALUE OF SECURITIES   VALUE OF COLLATERAL
FUND                                        ON LOAN         AND INDEMNIFICATION
----                                  -------------------   -------------------
Micro Cap Fund ......................    $25,391,877            $26,119,899
Growth Fund .........................     29,795,845             30,964,273
Growth & Value Fund .................     12,771,550             13,092,506
Larger Cap Value Fund ...............        149,351                153,977

The cash collateral was reinvested in repurchase agreements which was in turn collateralized by various U.S. Government Agency Mortgage Backed Obligations.

For the six months ended February 28, 1998, income from securities lending was $33,887, $38,705 and $11,421 for Micro Cap Fund, Growth Fund and Growth & Value Fund, respectively. For the period December 10, 1997 (commencement of investment operations) through February 28, 1998, income from securities lending was $102 for Larger Cap Value Fund. Such income from securities lending is included under the caption INTEREST in the Statement of Operations.

                          N/I NUMERIC INVESTORS (LOGO)
                                 FAMILY OF FUNDS
                                [GRAPHIC OMITTED]

                                 MICRO CAP FUND
                                   GROWTH FUND
                               GROWTH & VALUE FUND
                              LARGER CAP VALUE FUND
              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONCLUDED)



6. COLLATERAL FOR REPURCHASE AGREEMENTS

Listed below is the collateral associated with the repurchase agreements with Bear, Stearns & Co. Inc., outstanding at February 28, 1998:

                                                                                 MICRO CAP FUND
                                                ---------------------------------------------------------------------------------
                                                PRINCIPAL
                                                 AMOUNT                                                      ACCRUED     TOTAL
ISSUER                                           (000'S)       MATURITY       INTEREST RATES  MARKET VALUE  INTEREST     VALUE
------                                          ---------  -----------------  --------------  ------------  --------  -----------
Federal Home Loan Mortgage Corporation* .......  89,291    08/15/13-12/15/22         --       $ 5,382,326   $153,107  $ 5,535,433
Federal Home Loan Mortgage Corporation** ......   4,195        04/15/23           8.737%          638,395      2,053      640,448
Federal National Mortgage Association* ........   7,620        06/25/23              --           355,174     12,805      367,979
Federal National Mortgage Association** .......  20,369        05/25/23           3.800%          271,632      2,699      274,331
Federal National Mortgage Association
   Real Estate Mortgage Investment Corp.* .....  30,523         4/25/23              --         1,185,604     11,757    1,197,361
Federal National Mortgage Association
   Real Estate Mortgage Investment Corp.** ....   9,669    05/25/08-05/25/23  8.500%-11.147%    4,384,665     14,490    4,399,155
                                                                                             -----------   --------  -----------
Total .........................................                                              $12,217,796   $196,911  $12,414,707
                                                                                             ===========   ========  ===========

                                                                                 GROWTH FUND
                                                ---------------------------------------------------------------------------------
                                                PRINCIPAL
                                                 AMOUNT                                                      ACCRUED     TOTAL
ISSUER                                           (000'S)       MATURITY       INTEREST RATES  MARKET VALUE  INTEREST     VALUE
------                                          ---------  -----------------  --------------  ------------  --------  -----------
Federal Home Loan Mortgage Corporation* ........ 55,801    11/15/21-07/15/23      --          $6,456,494    $130,324  $6,586,818
Federal National Mortgage Association* ......... 78,915        08/25/98           --             161,542       3,078     164,620
Federal National Mortgage Association
   Real Estate Mortgage Investment Corp.* ...... 13,534    11/25/16-07/25/23      --             166,264       1,803     168,067
                                                                                              ----------    --------  ----------
Total ..........................................                                              $6,784,300    $135,205  $6,919,505
                                                                                              ==========    ========  ==========

                                                                               GROWTH & VALUE FUND
                                                  ---------------------------------------------------------------------------------
                                                  PRINCIPAL
                                                   AMOUNT                                                      ACCRUED     TOTAL
ISSUER                                             (000'S)       MATURITY       INTEREST RATES  MARKET VALUE  INTEREST     VALUE
------                                            ---------  -----------------  --------------  ------------  --------  -----------
Federal Home Loan Mortgage Corporation* ........    4,639        09/15/23              --        $  59,305    $  4,190  $   63,495
Federal Home Loan Mortgage Corporation** .......      938        10/15/08           7.674%         600,409       3,584     603,993
Federal National Mortgage Association Real
   Estate Mortgage Investment Corp.* ...........  178,359    11/25/13-06/25/23         --        6,183,464     250,190   6,433,654
Federal National Mortgage Association Real
   Estate Mortgage Investment Corp.** ..........    1,195        09/25/23          12.500%       1,405,977       1,245   1,407,222
                                                                                                ----------    --------  ----------
Total ..........................................                                                $8,249,155    $259,209  $8,508,364
                                                                                                ==========    ========  ==========

                                                                         LARGER CAP VALUE FUND
                                                ---------------------------------------------------------------------------------
                                                PRINCIPAL
                                                 AMOUNT                                                      ACCRUED     TOTAL
ISSUER                                           (000'S)       MATURITY       INTEREST RATE   MARKET VALUE  INTEREST     VALUE
------                                          ---------  -----------------  -------------   ------------  --------  -----------
Federal National Mortgage Association** .......  695           12/25/08          6.113%         $667,250     $3,144     $670,394
                                                                                                ========     ======     ========

-----------
 * Interest only zero coupon bond.
** Inverse floater.

                          N/I NUMERIC INVESTORS (LOGO)
                                 FAMILY OF FUNDS
                                [GRAPHIC OMITTED]

                               One Memorial Drive
                               Cambridge, MA 02142

                            1-800-numeric [686-3742]
                             http://www.numeric.com

      INVESTMENT ADVISER
           Numeric Investors L.P.(REGISTRATION MARK)
           One Memorial Drive
           Cambridge, MA 02142
      CO-ADMINISTRATORS
           Bear Stearns Funds Management Inc.
           245 Park Avenue
           New York, NY 10167

           PFPC Inc.
           Bellevue Corporate Center
           400 Bellevue Parkway
           Wilmington, DE 19809
      DISTRIBUTOR
           Counsellors Funds Services,Inc.
           466 Lexington Avenue
           New York, NY 10017
      CUSTODIAN
           Custodial Trust Company
           101 Carnegie Center
           Princeton, NJ 05840
      TRANSFER AGENT
           PFPC Inc.
           Bellevue Corporate Center
           400 Bellevue Parkway
           Wilmington, DE 19809
      INDEPENDENT ACCOUNTANTS
           Coopers & Lybrand L.L.P.
           2400 Eleven Penn Center
           Philadelphia, PA 19103
      COUNSEL
           Drinker Biddle & Reath LLP
           1345 Chestnut Street
           Philadelphia, PA 19107

The financial information included herein is taken from the records of each Fund without examination by independent auditors who do not express an opinion thereon.

This report is submitted for the general information of the shareholders of each Fund.It is not authorized for the distribution to prospective investors in each Fund unless it is preceded or accompanied by a current prospectus which includes details regarding each Fund's objectives, policies and other information. Total investment return is based on historical results and is not intended to indicate future performance. The investment return and principal value of an investment in each Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than original cost.